Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–112.06%(a)
Alabama–3.57%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$ 8,650	$ 8,566,787
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB(b)	5.00%	01/01/2042	12,750	15,428,775
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(c)	5.75%	10/01/2049	8,500	7,041,655
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB	5.50%	01/03/2028	1,390	933,218
Series 2007, RB(d)	5.50%	01/01/2043	21,290	13,968,795
Series 2008 A, RB(d)	6.88%	01/01/2043	4,470	2,947,920
Series 2011 A, RB(d)	7.50%	01/01/2047	2,600	1,716,130
Series 2012 A, RB(d)	5.63%	01/01/2042	6,575	4,319,183
Jefferson (County of), AL;
Series 2013 C, Wts. (INS - AGM)(e)(f)	6.50%	10/01/2038	7,000	6,851,740
Series 2013 C, Wts. (INS - AGM)(e)(f)	6.60%	10/01/2042	11,700	11,402,586
Series 2013 F, Revenue Wts.(e)	7.50%	10/01/2039	27,640	26,391,501
Series 2013 F, Revenue Wts.(e)	7.75%	10/01/2046	95,055	90,232,860
Series 2013-F, Revenue Wts.(e)	7.90%	10/01/2050	65,400	61,944,264
Lower Alabama Gas District (The); Series 2016 A, RB(b)	5.00%	09/01/2046	24,000	31,576,800
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining);
Series 2019 A, Ref. IDR(g)	4.50%	05/01/2032	20,655	20,775,006
Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	23,500	24,053,190
				328,150,410
Alaska–0.34%
Alaska (State of) Municipal Bond Bank Authority (Master Resolution);
Series 2017 A, RB	5.50%	10/01/2046	505	598,774
Series 2017 A, RB(b)	5.50%	10/01/2046	22,000	26,085,180
Northern Tobacco Securitization Corp.;
Series 2006 B, RB(h)	0.00%	06/01/2046	27,225	2,526,480
Series 2006 C, RB(h)	0.00%	06/01/2046	20,860	1,808,979
				31,019,413
American Samoa–0.18%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	16,160,647
Arizona–2.35%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2019, RB(g)	5.00%	07/01/2049	1,000	954,290
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(g)	6.00%	07/01/2037	13,845	14,221,307
Series 2017, Ref. RB(g)	6.00%	07/01/2047	20,660	20,860,195
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(g)	5.13%	07/01/2037	1,180	1,203,081
Series 2017 D, Ref. RB(g)	5.00%	07/01/2051	3,300	3,253,734
Series 2017 G, Ref. RB(g)	5.00%	07/01/2037	1,105	1,121,398
Series 2017 G, Ref. RB(g)	5.00%	07/01/2051	1,000	985,980
Series 2017-A, Ref. RB(g)	5.38%	07/01/2050	6,000	6,091,320
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa Campus and Red Rock Campus); Series 2019 A, IDR(g)	5.00%	07/15/2039	2,650	2,636,935
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2043	3,250	3,122,340
Series 2019 A, RB	4.50%	01/01/2049	4,500	3,919,275
Series 2019 A, RB	5.00%	01/01/2054	1,250	1,165,513
Series 2019 B, RB	5.00%	01/01/2034	1,730	1,711,454
Series 2019 B, RB	5.00%	01/01/2035	1,820	1,786,676
Series 2019 B, RB	5.00%	01/01/2049	2,125	1,921,829
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(g)	5.70%	07/01/2047	$ 9,730	$ 9,954,666
Series 2016, RB(g)	5.80%	07/01/2052	4,920	5,007,871
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence - Parker Colorado Campus); Series 2019, RB(g)	5.00%	07/01/2054	6,210	5,585,026
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(g)	5.25%	07/01/2052	500	493,105
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(g)	5.25%	12/15/2038	1,015	1,018,319
Series 2018 A, RB(g)	5.50%	12/15/2048	2,265	2,278,522
Glendale (City of), AZ Industrial Development Authority (Sun Health Services);
Series 2019 A, Ref. RB	5.00%	11/15/2042	1,800	1,904,598
Series 2019 A, Ref. RB	5.00%	11/15/2048	14,170	14,902,731
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,302,930
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	1,772,770
Series 2017, Ref. RB	5.00%	11/15/2040	1,485	1,254,142
Series 2017, Ref. RB	5.00%	11/15/2045	9,390	7,628,248
Series 2018, RB	5.00%	11/15/2053	5,970	4,680,778
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(g)	5.00%	07/01/2054	1,950	1,931,007
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(g)	5.00%	07/01/2036	2,475	2,494,256
Series 2016, Ref. RB(g)	5.00%	07/01/2047	1,525	1,480,241
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.50%	11/15/2034	3,695	3,260,283
Series 2014, Ref. RB	5.75%	11/15/2040	6,015	5,186,073
Phoenix (City of), AZ Industrial Development Authority (Basis Schools);
Series 2015, Ref. RB(g)	5.00%	07/01/2045	3,515	3,499,921
Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	3,925	3,902,196
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	2,850	2,870,292
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.75%	07/01/2044	5,250	5,736,727
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	2,770	2,720,057
Pima (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2020, Ref. RB(g)	5.50%	05/01/2040	1,125	1,132,650
Series 2020, Ref. RB(g)	5.75%	05/01/2050	5,000	5,033,700
Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	1,660	1,655,551
Series 2006, RB	5.80%	12/01/2036	4,385	3,910,280
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(g)	5.38%	06/15/2035	2,370	2,378,745
Series 2015, Ref. RB(g)	5.63%	06/15/2045	3,500	3,497,585
Series 2017, RB(g)	4.13%	06/15/2029	1,500	1,413,825
Series 2017, RB(g)	5.00%	06/15/2047	1,000	906,590
Series 2019, Ref. RB(g)	5.00%	06/15/2049	1,240	1,117,463
Series 2019, Ref. RB(g)	5.00%	06/15/2052	2,150	1,920,875
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.25%	05/01/2044	3,000	3,205,230
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools); Series 2019, RB(g)	5.00%	07/01/2049	1,500	1,408,245
Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB(g)	7.00%	07/01/2045	3,272	2,907,180
Series 2016 B, Ref. RB(i)	2.07%	07/01/2045	1,735	173,536
Series 2016 C, Ref. RB(i)	2.07%	07/01/2045	1,036	10,355
Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB(g)	7.00%	09/01/2037	3,358	3,359,847
Sundance Community Facilities District (Assessment District No. 2); Series 2003, RB(g)	7.13%	07/01/2027	719	718,928
Sundance Community Facilities District (Assessment District No. 3); Series 2004, RB	6.50%	07/01/2029	145	141,123
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Tempe (City of), AZ Industrial Development Authority (Friendship Village of Tempe);
Series 2019, RB	5.00%	12/01/2050	$ 1,000	$ 804,260
Series 2019, RB	5.00%	12/01/2054	2,000	1,584,720
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/2042	4,225	4,125,374
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	3,981,305
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(g)	6.13%	10/01/2047	2,800	2,707,908
Series 2017 A, RB(g)	6.13%	10/01/2052	2,800	2,684,052
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses);
Series 2013, RB	5.75%	07/01/2033	3,000	3,141,780
Series 2013, RB	6.00%	07/01/2043	3,625	3,779,642
University Medical Center Corp.; Series 2011, RB(j)(k)	6.00%	07/01/2021	2,600	2,759,172
				216,280,007
Arkansas–0.19%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(c)(g)	4.50%	09/01/2049	20,000	17,297,800
California–13.14%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	6,000	6,165,120
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)	5.00%	04/01/2056	21,000	24,600,030
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB(h)	0.00%	06/01/2033	12,785	6,059,834
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(h)	0.00%	06/01/2046	25,000	5,486,000
California (State of); Series 2020, GO Bonds	3.00%	03/01/2050	1,315	1,386,523
California (State of) Community Housing Agency (Excelsior Charter Schools);
Series 2020 A, RB(g)	5.00%	06/15/2050	1,540	1,532,854
Series 2020 A, RB(g)	5.00%	06/15/2055	1,030	1,004,219
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(b)	5.00%	05/01/2045	15,000	23,933,100
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(b)	5.00%	11/01/2047	10,000	16,069,200
California (State of) Housing Finance Agency; Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	4,969	5,078,025
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	1,500	1,563,120
California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB(g)	5.00%	11/01/2036	1,500	1,532,940
Series 2016 A, RB(g)	5.00%	11/01/2046	1,500	1,505,655
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(g)	6.63%	01/01/2032	1,000	1,010,870
Series 2012, RB(g)	6.88%	01/01/2042	1,500	1,519,635
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, RB	5.75%	07/01/2030	5,505	5,741,164
Series 2012 A, RB	6.00%	07/01/2042	5,355	5,553,563
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(c)	4.00%	07/15/2029	9,190	8,843,721
California (State of) Pollution Control Finance Authority;
Series 2012, RB(c)(g)	5.00%	07/01/2037	13,500	13,910,805
Series 2012, RB(c)(g)	5.00%	11/21/2045	20,710	21,243,697
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 1/22/2016-9/26/2017; Cost $9,847,500)(c)(d)(g)	7.00%	12/01/2027	9,925	4,962,500
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(g)	5.00%	11/21/2045	11,650	12,754,420
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	6.40%	07/01/2048	3,000	3,242,400
California (State of) School Finance Authority (Aspire Public Schools); Series 2016, Ref. RB(g)	5.00%	08/01/2046	2,500	2,597,700
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (New Designs Charter School);
Series 2012, RB	5.50%	06/01/2042	$ 5,000	$ 5,059,250
Series 2019 A, RB(g)	5.00%	06/01/2040	750	752,633
Series 2019 A, RB(g)	5.00%	06/01/2050	1,060	1,037,422
California (State of) School Finance Authority (TEACH Public Schools);
Series 2019 A, RB(g)	5.00%	06/01/2049	750	755,018
Series 2019 A, RB(g)	5.00%	06/01/2058	2,600	2,605,330
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2011, RB(j)(k)	7.25%	11/01/2021	1,500	1,646,520
Series 2011, RB(j)(k)	7.50%	11/01/2021	5,500	6,056,600
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,686,984
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB (Acquired 11/03/2015; Cost $6,700,000)(g)	6.75%	06/01/2045	6,700	6,785,492
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,463,448
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(g)	5.00%	06/01/2036	4,250	4,254,335
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	3,000	3,085,080
Series 2016 A, RB(g)	5.25%	12/01/2056	55,945	56,849,071
California (State of) Statewide Communities Development Authority (NCCD - Hooper Street LLC-California College of the Arts); Series 2019, RB(g)	5.25%	07/01/2052	1,450	1,425,625
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(g)	5.25%	07/01/2049	375	370,571
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB	6.00%	10/01/2042	2,895	2,998,930
Series 2012, RB	6.00%	10/01/2047	1,785	1,845,083
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, RB	6.00%	05/01/2043	15,000	15,119,100
Series 2006 A, RB(h)	0.00%	06/01/2046	181,950	36,735,705
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.);
Series 2005, Ref. RB	5.13%	06/01/2038	9,380	9,383,752
Series 2005, Ref. RB	5.25%	06/01/2045	3,790	3,791,516
California Educational Facilities Authority;
Series 2012 U-2, Ref. RB(b)	5.00%	10/01/2032	8,745	12,677,801
Series 2012 U-2, Ref. RB(b)	5.25%	04/01/2040	6,255	9,860,194
California Municipal Finance Authority (UCR North District Phase 1 Student); Series 2019, RB (INS - BAM)(f)	5.00%	05/15/2052	1,375	1,522,826
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	3,430	3,770,805
Series 2017, Ref. RB	5.00%	10/15/2047	10,170	10,984,312
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.50%	09/01/2023	1,060	1,076,303
Series 2008, RB	6.75%	09/01/2028	2,550	2,590,978
Series 2008, RB	6.88%	09/01/2038	4,440	4,509,220
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB(j)(k)	6.00%	01/15/2024	20,000	24,108,800
Series 2014 A, Ref. RB (INS - AGM)(f)(h)	0.00%	01/15/2036	61,010	37,711,501
Series 2014 A, Ref. RB (INS - AGM)(f)(h)	0.00%	01/15/2037	20,000	11,847,200
Series 2014 A, Ref. RB(e)	6.85%	01/15/2042	5,000	5,241,800
Series 2014 C, Ref. RB	6.50%	01/15/2043	10,750	12,141,157
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB(e)	5.30%	06/01/2037	47,000	47,586,090
Series 2007 B, RB(h)	0.00%	06/01/2047	185,000	36,530,100
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	38,170	38,200,918
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	40,470	40,502,781
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Inland Empire Tobacco Securitization Authority;
Series 2007 C-1, RB(h)	0.00%	06/01/2036	$173,915	$ 61,306,777
Series 2007 D, RB(h)	0.00%	06/01/2057	46,635	3,228,075
Los Angeles (City of) Department of Water & Power; Series 2012 B, RB(b)	5.00%	07/01/2043	66,530	71,912,278
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	240	241,440
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(b)(c)(l)	5.25%	05/15/2048	26,000	30,388,020
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	12,000	14,030,880
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB(j)(k)	7.00%	08/01/2021	4,750	5,122,115
Regents of the University of California; Series 2014 AM, RB(b)	5.00%	05/15/2044	34,545	39,561,970
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2048	7,000	7,487,690
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2036	7,650	5,401,894
Series 2011 D, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2037	13,130	8,957,549
Series 2011 D, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2038	13,515	8,949,363
Series 2011 D, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2039	13,895	8,915,727
Series 2011 D, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2040	14,280	8,902,866
Series 2011 D, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2041	14,080	8,485,734
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	8.00%	12/01/2031	9,875	10,233,759
Series 2011, RB	7.50%	12/01/2041	21,980	22,361,573
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(e)	5.25%	07/01/2042	10,000	9,175,000
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, RB(h)	0.00%	08/01/2036	5,710	2,433,945
Series 2013 C, RB(h)	0.00%	08/01/2038	2,000	746,480
Series 2013 C, RB(h)	0.00%	08/01/2043	17,000	4,681,460
San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	7,000	7,468,790
Series 2014 B, Ref. RB	5.25%	01/15/2049	12,000	12,766,920
San Jose (City of), CA;
Series 2017 A, Ref. RB(b)(c)(l)	5.00%	03/01/2041	10,000	11,375,500
Series 2017 A, Ref. RB(b)(c)(l)	5.00%	03/01/2047	20,000	22,563,800
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(c)	6.40%	12/01/2041	13,853	13,855,355
Santee School District; Series 2006 D, GO Bonds (INS - AGC)(f)(h)	0.00%	08/01/2038	4,355	2,757,238
Savanna Elementary School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGM)(e)(f)	6.75%	02/01/2052	7,500	7,607,550
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(h)	0.00%	06/01/2036	10,000	4,117,400
Series 2007 A, RB(h)	0.00%	06/01/2047	20,000	4,374,400
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,433,528
Series 2008 A, RB	6.00%	12/01/2033	1,475	1,244,944
Series 2008 A, RB(h)	0.00%	12/01/2045	18,085	1,816,277
Series 2008 A, RB(h)	0.00%	12/01/2046	18,085	1,651,341
Series 2008 A, RB(h)	0.00%	12/01/2047	18,085	1,500,874
Series 2008 A, RB(h)	0.00%	12/01/2048	18,085	1,363,428
Series 2008 A, RB(h)	0.00%	12/01/2049	18,085	1,238,280
Series 2008 A, RB(h)	0.00%	12/01/2050	18,085	1,124,164
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,000	1,204,560
Series 2019, Ref. RB	5.00%	06/01/2048	4,500	5,084,100
Series 2019, Ref. RB(h)	0.00%	06/01/2054	19,300	3,064,647
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006, RB(h)	0.00%	06/01/2046	30,000	5,604,300
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
State of California;
Series 2020-XM0848, Ctfs.(b)	3.00%	03/01/2046	$ 8,195	$ 8,681,373
Series 2020-XM0848, Ctfs.(b)	3.00%	03/01/2050	4,000	4,217,560
Series 2020-XM0849, Ctfs.(b)	4.00%	03/01/2040	10,000	11,945,200
Series 2020-XM0849, Ctfs.(b)	4.00%	03/01/2046	3,500	4,121,775
Series 2020-XM0849, Ctfs.(b)	4.00%	03/01/2050	5,250	6,154,523
University of California; Series 2017 M, RB(b)	5.00%	05/15/2047	50,890	61,282,247
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	3,555	3,569,327
Victor Valley Union High School District (Election of 2008); Series 2013 B, GO Bonds(h)(j)(k)	0.00%	08/01/2023	74,825	15,569,269
				1,209,150,611
Colorado–7.26%
Amber Creak Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	515	493,040
Banning Lewis Ranch Metropolitan District;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,399,775
Series 2018 B, GO Bonds	7.75%	12/15/2041	630	631,109
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, GO Bonds	6.13%	12/01/2045	1,025	999,918
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	5,000	4,883,650
Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	2,020,812
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,143,922
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	500,550
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(e)	6.75%	12/01/2049	3,785	2,640,530
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	10,000	9,751,600
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	635,073
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(e)	7.50%	12/01/2048	7,075	4,116,023
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds(e)	7.50%	12/01/2049	30,465	15,985,595
Bromley Park Metropolitan District No. 2; Series 2018 C, Ref. GO Bonds	7.85%	12/15/2047	6,408	6,293,297
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. GO Bonds(i)	6.25%	12/01/2032	3,330	2,697,300
Buffalo Highlands Metropolitan District;
Series 2018 A, Ref. GO Bonds	5.25%	12/01/2038	1,000	958,170
Series 2018 A, Ref. GO Bonds	5.38%	12/01/2048	1,750	1,650,775
Series 2018 B, Ref. GO Bonds	7.63%	12/15/2046	1,226	1,179,976
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	3,230	3,088,009
Canyons Metropolitan District No. 5;
Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,754,340
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	4,682,252
Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,459,155
Castle Oaks Metropolitan District No. 3; Series 2017, Ref. GO Bonds	5.00%	12/01/2047	3,275	2,962,761
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2018, Ref. RB	5.25%	12/01/2048	5,550	5,382,501
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	4,000	4,135,760
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	599,046
City Center West Residential Metropolitan District No. 2; Series 2019 B, GO Bonds	7.75%	12/15/2049	1,425	1,269,247
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	487,545
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,500	2,253,200
Colorado (State of);
Series 2020 A, COP	4.00%	12/15/2038	12,270	14,582,036
Series 2020 A, COP	4.00%	12/15/2039	7,810	9,256,021
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	1,650	1,652,937
Series 2008, RB	6.50%	07/01/2038	1,000	1,001,460
Series 2013, RB	7.45%	08/01/2048	2,245	2,437,396
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2011, RB	6.38%	01/01/2041	1,615	1,652,210
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A, Ref. RB	5.00%	08/01/2038	5,000	5,695,950
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	11,800	12,015,586
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. RB	5.25%	05/15/2037	$ 750	$ 721,478
Series 2017 A, Ref. RB	5.25%	05/15/2047	3,500	3,199,140
Series 2017 B, RB	5.00%	05/15/2048	1,500	1,306,965
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(b)	5.00%	01/01/2044	21,000	22,645,560
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(g)	5.75%	12/01/2035	1,650	1,641,634
Series 2015 A, Ref. RB(g)	6.13%	12/01/2045	2,300	2,286,775
Series 2015 A, Ref. RB(g)	6.25%	12/01/2050	4,070	4,075,617
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB(j)(k)	6.00%	11/15/2020	1,600	1,640,480
Series 2010 A, RB(j)(k)	6.25%	11/15/2020	4,750	4,875,542
Series 2011, RB(j)(k)	5.75%	11/15/2021	1,000	1,079,710
Series 2011, RB(j)(k)	6.00%	11/15/2021	1,195	1,294,209
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.20%	07/01/2022	300	291,489
Series 2007 A, RB	5.25%	07/01/2027	3,260	2,942,117
Series 2007 A, RB	5.30%	07/01/2037	5,815	4,556,343
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	4,500	4,511,925
Series 2010, RB	6.00%	01/15/2041	7,935	7,951,346
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.88%	12/01/2046	14,500	13,701,485
Colorado International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(e)	6.00%	12/01/2047	30,920	22,215,711
Series 2019 A-2, GO Bonds(e)	6.25%	12/01/2048	15,075	11,224,393
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	1,932,577
Copperleaf Metropolitan District No. 6;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,000	1,920,120
Subseries 2018 B, GO Bonds	7.50%	12/15/2048	820	805,322
Cottonwood Highlands Metropolitan District No. 1; Series 2019 B, GO Bonds	8.75%	12/15/2049	2,095	2,010,362
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	616	563,597
Crowfoot Valley Ranch Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.63%	12/01/2038	3,555	3,508,678
Series 2018 A, GO Bonds	5.75%	12/01/2048	9,665	9,349,728
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,630	1,574,140
Denver (City & County of), CO;
Series 2018 A, RB(b)(c)	5.00%	12/01/2029	24,580	30,198,988
Series 2018 A, RB(b)(c)	5.00%	12/01/2036	25,865	30,635,541
Series 2018 A, Ref. RB(b)(c)	5.25%	12/01/2043	17,500	20,698,650
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(c)	5.00%	10/01/2032	42,340	42,106,283
Denver (City of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,039,520
Series 2016, Ref. RB	5.00%	12/01/2040	250	259,813
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,104,653
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,801,650
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,300	2,249,676
Douglas (County of), CO Sierra Ridge Metropolitan District No. 2; Series 2016 B, GO Bonds	7.63%	12/15/2046	1,500	1,493,745
Elbert (County of), CO & Highway 86 Commercial Metropolitan District; Series 2008 A, RB(i)(m)	7.50%	12/01/2032	4,500	3,375,000
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,738,447
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(g)	6.00%	12/01/2049	2,970	2,697,057
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	858,164
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. GO Bonds	7.25%	12/01/2040	895	901,059
Fourth Street Crossing Business Improvement District; Series 2019 B, RB	8.00%	12/15/2049	700	657,685
Gardens at East Iliff Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,065	1,846,234
Series 2019 A, GO Bonds	8.50%	12/15/2049	680	611,592
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	$ 1,070	$ 1,050,440
Series 2017 A, RB	5.25%	12/01/2047	1,015	982,033
Series 2017 B, RB	7.75%	12/15/2047	1,000	995,440
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(g)	5.50%	12/01/2052	5,490	5,229,499
Haskins Station Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	690	641,928
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,125	995,265
Series 2019 B, Ref. GO Bonds	8.75%	12/15/2049	1,328	1,206,966
Hess Ranch Metropolitan District No. 6;
Series 2020 A-1, GO Bonds	5.00%	12/01/2049	5,000	4,522,300
Series 2020 A-2, GO Bonds(e)	5.75%	12/01/2049	9,000	5,263,650
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,361,746
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	835,877
Homestead Hills Metropolitan District;
Series 2020 A, GO Bonds(g)	5.00%	12/01/2050	2,220	1,989,564
Series 2020 B, GO Bonds	8.00%	12/15/2050	722	627,757
Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	8,198,697
Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	4,168,623
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	5,270	5,688,227
Johnston (Town of), CO Plaza Metropolitan District;
Series 2016 A, RB	5.25%	12/01/2036	4,000	3,820,640
Series 2016 A, RB	5.38%	12/01/2046	12,000	11,254,800
Lakes at Centerra Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.13%	12/01/2037	2,700	2,618,703
Series 2018 A, GO Bonds	5.25%	12/01/2047	4,970	4,721,401
Series 2018 B, GO Bonds	7.63%	12/15/2047	1,795	1,768,488
Leyden Rock Metropolitan District No. 10;
Series 2016 B, GO Bonds	7.25%	12/15/2045	500	499,720
Series 2017 C, Ref. GO Bonds	10.75%	12/15/2049	1,025	975,462
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,190	1,203,673
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	628,413
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,296,800
Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	6.75%	02/01/2022	105	103,343
Series 2003 A, RB	7.00%	02/01/2025	800	764,168
Series 2003 A, RB	7.00%	02/01/2038	6,200	5,301,186
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	873,258
Neu Towne Metropolitan District; Series 2018 B, Ref. GO Bonds	7.75%	12/15/2046	2,285	2,228,492
North Holly Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2048	1,260	1,207,597
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	1,002,069
North Park Metropolitan District No. 1;
Seires 2018 A-2, RB	5.50%	12/01/2034	8,340	8,348,090
Seires 2018 A-2, RB	5.85%	12/01/2048	9,000	8,950,590
Series 2018 A-1, RB	5.38%	12/01/2034	5,650	5,590,053
Series 2018 A-1, RB	5.75%	12/01/2048	3,850	3,750,054
North Range Metropolitan District No. 2;
Series 2017 A, Ref. GO Bonds	5.63%	12/01/2037	3,270	3,256,495
Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	4,885	4,812,018
Series 2017 B, GO Bonds	7.75%	12/15/2047	2,830	2,790,154
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	5,250	4,919,040
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	3,712	3,295,328
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,290	2,065,580
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	547,504
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(i)	6.50%	12/01/2035	1,000	500,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	$ 1,637	$ 1,449,580
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	369,193
Sabell Metropolitan District; Series 2020 A, GO Bonds(g)	5.00%	12/01/2050	1,055	949,690
Severance Shores Metropolitan District No. 4; Series 2020 B, GO Bonds	8.25%	12/15/2049	805	774,845
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,704,061
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,218,356
Series 2020 B, GO Bonds	8.50%	12/15/2049	1,331	1,208,029
St. Vrain Lakes Metropolitan District No. 2; Series 2017 B, GO Bonds	7.63%	12/15/2047	1,080	1,035,817
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,547,647
Sterling Ranch Community Authority Board; Series 2017 B, RB	7.50%	12/15/2047	6,500	6,517,550
Tailholt Metropolitan District No. 3;
Series 2018 A, GO Bonds	6.00%	12/01/2048	7,545	7,567,182
Series 2018 B, GO Bonds	8.13%	12/15/2048	1,647	1,652,205
Talon Pointe Metropolitan District;
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2039	3,260	3,054,098
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	5,345	4,810,767
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	2,334,073
Timberleaf Metropolitan District; Series 2020 B, GO Bonds(g)	8.25%	12/15/2050	777	780,986
Trails at Crowfoot Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,000	949,820
Series 2019, GO Bonds	9.00%	12/15/2049	3,140	2,930,593
Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds(e)	6.25%	12/01/2049	1,240	947,757
University of Colorado; Series 2014 A, RB(b)	5.00%	06/01/2046	16,835	19,961,765
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGM)(f)	3.25%	12/15/2050	1,250	1,326,675
Villages at Castle Rock Metropolitan District No. 6 (Cobblestone Ranch); Series 2007, GO Bonds(h)	0.00%	12/01/2037	96,562	26,752,833
Vista Ridge Metropolitan District; Series 2006 B, Ref. GO Bonds(e)(j)(k)	9.50%	12/01/2021	1,000	1,150,140
Wagons West Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,685	1,490,635
Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	489,753
Waterstone Metropolitan District No. 1; Series 2020 A, GO Bonds	6.00%	12/01/2049	15,680	16,049,421
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	600	612,954
Series 2019 B, GO Bonds(g)	7.75%	12/15/2049	505	508,373
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	588,062
				668,032,718
Connecticut–0.20%
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	3,000	3,078,000
Connecticut (State of) Health and Education Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	2,365	2,457,282
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(d)(i)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center);
Series 2019, Ref. RB	5.00%	01/01/2030	2,390	2,308,716
Series 2019, Ref. RB	5.00%	01/01/2050	9,000	7,586,370
University of Connecticut; Series 2019 A, RB	4.00%	11/01/2038	1,985	2,230,128
				18,612,696
Delaware–0.16%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016 A, RB	5.00%	06/01/2051	2,200	2,065,140
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	1,350	1,389,555
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(g)	5.13%	07/01/2038	8,000	7,702,160
Series 2018, Ref. RB(g)	5.25%	07/01/2048	4,100	3,875,771
				15,032,626
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–1.26%
District of Columbia; Series 2014 C, GO Bonds(b)	5.00%	06/01/2038	$ 21,000	$ 24,186,960
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB(j)(k)	6.38%	03/01/2021	1,710	1,789,190
Series 2011, RB(j)(k)	6.63%	03/01/2021	5,150	5,396,119
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	4,235	4,248,171
District of Columbia (Gallaudet University); Series 2011, RB	5.50%	04/01/2041	3,000	3,061,800
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	500	472,635
Series 2017 A, RB	5.00%	07/01/2037	2,650	2,424,697
Series 2017 A, RB	5.00%	07/01/2052	8,250	7,049,955
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	7,750	6,998,095
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(h)	0.00%	06/15/2046	100,920	18,384,596
Series 2006 C, RB(h)	0.00%	06/15/2055	60,320	3,043,747
District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)	5.00%	10/01/2044	27,000	31,231,440
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	7,500	7,610,700
				115,898,105
Florida–5.35%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	6.00%	11/15/2034	2,500	2,042,750
Series 2014, RB	6.25%	11/15/2044	20,945	16,002,189
Series 2014, RB	6.38%	11/15/2049	3,755	2,858,268
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB	8.00%	10/01/2032	1,000	1,081,100
Series 2012 A, Ref. RB	8.00%	10/01/2042	2,500	2,682,150
Series 2012 A, Ref. RB	8.00%	10/01/2046	2,000	2,141,620
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	8.00%	11/15/2031	3,640	2,747,545
Series 2011 A, RB	8.13%	11/15/2041	11,200	7,703,248
Series 2011 A, RB	8.13%	11/15/2046	11,100	7,460,976
Atlantic Beach (City of), FL (Fleet Landing);
Series 2018 A, RB	5.00%	11/15/2043	1,100	1,058,816
Series 2018 A, RB	5.00%	11/15/2048	8,190	7,761,827
Broward (County of), FL; Series 2017, RB(b)(c)(l)	5.00%	10/01/2042	12,045	13,729,252
Buckeye Park Community Development District; Series 2008 A, RB(d)(i)	7.88%	05/01/2038	4,900	2,107,000
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.);
Series 2015, Ref. RB(g)	5.88%	07/01/2040	1,165	939,246
Series 2015, Ref. RB(g)	6.00%	07/01/2045	6,000	4,774,080
Series 2015, Ref. RB(g)	6.00%	07/01/2050	5,290	4,121,280
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB	4.00%	07/01/2038	2,750	2,039,180
Series 2018 A-1, RB	4.00%	07/01/2043	1,000	688,600
Series 2018 A-1, RB	4.13%	07/01/2053	2,000	1,291,840
Series 2018 B, RB	5.00%	07/01/2043	500	400,325
Series 2018 B, RB	5.00%	07/01/2053	1,100	841,797
Capital Trust Agency (Miami Community Charter School); Series 2010 A, RB	7.00%	10/15/2040	1,495	1,510,802
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(g)	5.00%	07/01/2037	1,000	924,170
Series 2017, Ref. RB(g)	5.00%	07/01/2046	600	523,506
Capital Trust Agency (Tallahassee Tapestry);
Series 2015, RB(g)	6.75%	12/01/2035	5,405	2,972,750
Series 2015, RB(g)	7.00%	12/01/2045	2,000	1,100,000
Series 2015, RB(g)	7.13%	12/01/2050	1,000	550,000
Capital Trust Agency (University Bridge LLC Student Housing); Series 2018 A, RB(g)	5.25%	12/01/2043	15,850	14,643,656
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(g)	5.00%	12/15/2050	1,955	1,924,854
Series 2020, RB(g)	5.00%	12/15/2055	2,845	2,777,488
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB	5.00%	07/01/2048	5,660	4,670,745
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (University Bridge LLC); Series 2018 A, RB(g)	4.00%	12/01/2028	$ 4,110	$ 3,869,072
Capital Trust Agency, Inc. (University Bridge, LLC Student Housing); Series 2018 A, RB(g)	5.25%	12/01/2058	13,000	11,476,920
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(c)(g)	5.00%	10/01/2049	2,420	2,643,850
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $5,485,328)(d)(g)	8.13%	05/15/2044	5,560	4,170,000
Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $43,950,403)(d)(g)	8.25%	05/15/2049	44,570	33,427,500
Series 2015 A, RB (Acquired 06/30/2015; Cost $345,000)(d)(g)	5.50%	05/15/2025	345	258,750
Series 2015 A, RB (Acquired 06/30/2015; Cost $875,000)(d)(g)	6.25%	05/15/2035	875	656,250
Series 2015 A, RB (Acquired 06/30/2015; Cost $3,000,000)(d)(g)	6.50%	05/15/2049	3,000	2,250,000
County of Broward FL Airport System Revenue; Series 2020-XL0136, Ctfs.(b)(c)	4.00%	10/01/2049	14,000	14,833,420
County of Miami-Dade FL Water & Sewer System Revenue; Series 2019 XX1109, Revenue Ctfs.(b)(l)	4.00%	10/01/2049	17,500	20,248,025
East Homestead Community Development District; Series 2013, RB	5.63%	11/01/2043	2,000	2,054,140
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, RB(j)(k)	7.25%	10/01/2021	14,000	15,288,980
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(g)(h)(i)	0.00%	05/15/2037	2,235	843,386
Series 2017, Ref. RB(g)	6.38%	05/15/2037	2,705	2,327,598
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, RB(g)	6.00%	06/15/2032	4,250	4,376,777
Series 2012 A, RB(g)	6.13%	06/15/2043	4,250	4,345,498
Series 2015, RB(g)	6.13%	06/15/2046	14,035	14,642,996
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/2038	2,450	2,456,762
Series 2012, RB	7.00%	10/01/2026	80	83,683
Series 2012, RB	7.25%	10/01/2041	595	619,913
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(c)(g)(k)	6.25%	01/01/2024	5,000	4,370,000
Series 2019 A, Ref. RB(c)(g)(k)	6.38%	01/01/2026	43,480	37,088,440
Series 2019 A, Ref. RB(c)(g)(k)	6.50%	01/01/2029	12,500	10,625,000
Gramercy Farms Community Development District;
Series 2007 A-1, RB(d)(i)	5.25%	05/01/2039	1,335	13
Series 2007 A-2, RB(d)(i)	5.25%	05/01/2039	1,700	17
Series 2011, Ref. RB(e)(i)	6.75%	05/01/2039	22,825	10,956,000
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	6.25%	04/01/2049	10,785	6,118,978
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	1,020	1,020,255
Lake (County of), FL (Lakeside at Waterman Village);
Series 2018 A, RB(g)	10.00%	10/31/2023	2,500	2,722,975
Series 2018 A, RB(g)	12.00%	10/31/2023	1,000	1,169,060
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(g)	5.50%	07/15/2048	2,250	2,067,953
Series 2018 A, RB(g)	5.75%	07/15/2053	2,030	1,962,868
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB	5.25%	10/01/2032	4,500	4,540,860
Series 2012, Ref. RB	5.75%	10/01/2042	10,100	10,208,575
Series 2012, Ref. RB	6.50%	10/01/2047	10,000	10,358,600
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/2032	1,880	1,845,916
Series 2012, IDR	5.75%	06/15/2042	3,210	3,048,665
Miami-Dade (County of), FL;
Series 2009, RB(h)	0.00%	10/01/2035	12,000	7,687,200
Series 2009, RB(h)	0.00%	10/01/2042	42,215	19,925,058
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami);
Series 2018 A, RB(b)	5.00%	04/01/2053	13,500	15,166,980
Series 2018 A, RB	5.00%	04/01/2053	3,400	3,819,832
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB(j)(k)	6.00%	08/01/2020	$ 365	$ 368,373
Series 2010, Ref. RB(j)(k)	6.13%	08/01/2020	185	186,748
Series 2010, Ref. RB	6.00%	08/01/2030	135	135,915
Series 2010, Ref. RB	6.13%	08/01/2042	65	65,376
Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	1,185	1,187,038
Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,320	3,325,412
Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,125
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,293
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	690	691,125
Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,432
Orlando (City of), FL; Series 2014 A, RB(b)	5.00%	11/01/2039	20,305	23,954,621
Osceola (County of), FL; Series 2020 A-1, Ref. RB	4.00%	10/01/2054	4,100	4,326,525
Overoaks Community Development District; Series 2010 A-2, RB(e)	6.13%	05/01/2035	335	338,662
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	2,855,408
Pine Ridge Plantation Community Development District; Series 2006 A, RB	5.40%	05/01/2037	1,274	1,241,917
Pinellas (County of), FL Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB(j)	6.13%	09/15/2021	300	313,221
Series 2011 A, RB(j)(k)	7.13%	09/15/2021	3,250	3,520,790
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	4,690	4,483,828
Reunion East Community Development District;
Series 2002 A-2, RB(d)(i)	7.38%	05/01/2033	145	1
Series 2005, RB(d)(i)	5.80%	05/01/2036	1,716	17
Series 2015-1, RB	6.60%	05/01/2033	40	38,982
Series 2015-2, RB	6.60%	05/01/2036	1,550	1,505,376
St. Johns (County of), FL Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB(j)(k)	6.00%	08/01/2020	4,000	4,037,640
Sterling Hill Community Development District; Series 2003 A, RB(i)(m)	6.20%	05/01/2035	1,375	866,046
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,000	4,306,920
Tampa Bay Water; Series 2001 A, RB (INS - NATL)(b)(f)	6.00%	10/01/2029	13,440	19,464,883
Treeline Preserve Community Development District; Series 2007 A, RB(d)(i)	6.80%	05/01/2039	4,895	2,692,250
				492,691,749
Georgia–1.00%
City of Atlanta GA Water & Wastewater Revenue; Series 2015, Ref. RB(b)	5.00%	11/01/2040	37,555	43,724,911
Clayton (County of), GA Development Authority (Delta Air Lines, Inc.); Series 2009 A, RB	8.75%	06/01/2029	4,500	4,515,615
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC(j)(k)	6.00%	09/01/2020	2,200	2,231,790
Series 2010, RAC(j)(k)	6.13%	09/01/2020	5,510	5,591,328
Fulton (County of), GA Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2019 A, Ref. RB(g)	5.00%	04/01/2047	2,740	2,457,040
Series 2019 A, Ref. RB(g)	5.00%	04/01/2054	1,660	1,457,364
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2049	15,000	16,131,300
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(g)	5.00%	11/01/2037	4,000	4,009,640
Series 2017 A, Ref. RB(g)	5.00%	11/01/2047	4,480	4,311,686
Municipal Electric Authority of Georgia; Series 2019 A, Ref. RB	5.00%	01/01/2044	4,580	5,168,805
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System); Series 2019 A, Ref. RB	4.00%	07/01/2039	2,500	2,702,200
				92,301,679
Idaho–0.25%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB(c)(d)(i)	7.50%	11/01/2024	7,640	0
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014 A, RB	7.00%	10/01/2024	$ 635	$ 420,954
Series 2014 A, RB	7.38%	10/01/2029	100	66,179
Series 2014 A, RB	8.00%	10/01/2044	14,150	9,333,764
Series 2014 A, RB	8.13%	10/01/2049	12,000	7,916,640
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2010 A, RB	6.25%	07/01/2040	1,000	1,004,830
Series 2010 A, RB	6.25%	07/01/2045	1,000	1,004,830
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, RB	6.00%	06/01/2038	750	750,930
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2028	19	20,487
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	559,880
Series 2014 A, Ref. RB	6.75%	07/01/2048	1,061	1,114,960
Series 2014 B, Ref. RB(g)(h)	0.00%	07/01/2049	9,112	1,211,549
				23,405,003
Illinois–10.72%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	2,825	2,825,593
Bolingbrook (Village of), IL;
Series 2005, RB(e)	6.25%	01/01/2024	3,296	3,061,730
Series 2005, RB(e)	6.00%	01/01/2026	4,500	3,985,875
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.25%	03/01/2041	4,000	3,650,680
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(g)	6.25%	09/01/2045	4,000	4,188,440
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034	3,145	3,249,068
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032	2,150	2,235,226
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033	3,000	3,106,950
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034	2,160	2,231,474
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037	6,075	6,233,375
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	2,500	2,577,025
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2035	10,640	10,967,818
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035	375	386,554
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042	400	407,396
Series 2011, COP	7.13%	05/01/2021	339	338,625
Series 2011, COP	7.13%	05/01/2025	18,885	18,885,000
Series 2012 A, GO Bonds	5.00%	01/01/2033	3,500	3,501,050
Series 2014 A, Ref. GO Bonds	5.25%	01/01/2033	3,250	3,315,780
Series 2014, RB(b)	5.00%	01/01/2044	16,755	18,218,214
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,586,920
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,061,620
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	64,150	68,820,761
Series 2019 A, GO Bonds	5.50%	01/01/2049	5,285	5,400,319
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(i)	7.46%	02/15/2026	2,176	1,524,648
Chicago (City of), IL (Lakeshore East); Series 2003, RB	6.63%	12/01/2022	1,447	1,449,026
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(b)(c)	5.00%	01/01/2047	27,500	30,290,425
Series 2017 D, RB(b)(c)	5.00%	01/01/2052	9,960	10,934,586
Chicago (City of), IL Board of Education;
Series 2011 A, GO Bonds	5.00%	12/01/2041	3,315	3,204,180
Series 2012 A, GO Bonds	5.00%	12/01/2042	11,505	11,064,013
Series 2017 H, GO Bonds	5.00%	12/01/2046	3,000	2,838,000
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	23,170	21,918,820
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2015 A, GO Bonds(b)	5.00%	12/01/2044	31,000	34,662,650
Series 2016 C, GO Bonds(b)	5.00%	12/01/2045	19,750	22,580,570
Chicago (City of), IL Transit Authority; Series 2014, RB(b)	5.25%	12/01/2049	27,000	29,201,580
Chicago Board of Education;
Series 2011 A, GO Bonds	5.50%	12/01/2039	13,000	13,016,770
Series 2015 C, GO Bonds	5.25%	12/01/2039	23,310	22,992,285
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago O’Hare International Airport; Series 2018 A, Ref. RB(c)	5.00%	01/01/2053	$ 5,000	$ 5,606,200
Cook (County of), IL; Series 2018, RB(b)	5.25%	11/15/2036	7,750	9,192,043
Cook (County of), IL (Navistar International Corp.); Series 2010, RB	6.75%	10/15/2040	7,250	7,253,480
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.63%	12/01/2031	1,530	1,412,267
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	1,379	1,229,549
Gilberts Special Service Area No. 25 (The Conservancy); Series 2018 A, RB(e)	6.00%	03/01/2048	13,121	10,527,766
Illinois (State of);
Series 2013, GO Bonds	5.50%	07/01/2027	5,105	5,234,922
Series 2013, GO Bonds	5.25%	07/01/2030	4,965	5,028,056
Series 2013, GO Bonds	5.50%	07/01/2033	1,520	1,562,925
Series 2013, GO Bonds	5.50%	07/01/2038	9,000	9,187,650
Series 2016, GO Bonds	5.00%	11/01/2028	10,700	10,845,948
Series 2016, Ref. GO Bonds	5.00%	02/01/2025	4,775	4,864,102
Series 2016, Ref. GO Bonds	5.00%	02/01/2026	4,775	4,857,082
Series 2016, Ref. GO Bonds	5.00%	02/01/2027	12,145	12,350,615
Series 2017 A, GO Bonds	5.00%	12/01/2034	5,125	5,188,909
Series 2017 C, GO Bonds	5.00%	11/01/2029	11,000	11,135,410
Series 2017 D, GO Bonds(b)(l)	5.00%	11/01/2023	33,000	33,693,330
Series 2017 D, GO Bonds	5.00%	11/01/2025	21,000	21,448,140
Series 2017 D, GO Bonds	5.00%	11/01/2026	7,500	7,643,850
Series 2017 D, GO Bonds	5.00%	11/01/2027	13,000	13,241,280
Series 2018 A, GO Bonds	6.00%	05/01/2028	6,200	6,622,034
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,342,287
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(c)	8.00%	06/01/2032	4,020	4,019,477
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, RB	6.88%	10/01/2043	7,000	7,175,280
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(g)	6.00%	12/01/2045	3,715	3,862,708
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,000	2,824,500
Series 2019 A, Ref. RB	5.00%	11/01/2040	6,660	6,034,360
Series 2019 A, Ref. RB	5.00%	11/01/2049	41,750	36,322,082
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB	5.25%	05/15/2037	6,795	6,257,176
Series 2017, Ref. RB	5.25%	05/15/2048	11,770	10,209,651
Illinois (State of) Finance Authority (Navistar International); Series 2010, RB	6.75%	10/15/2040	9,000	9,004,320
Illinois (State of) Finance Authority (Norwegian American Hospital, Inc.);
Series 2008, RB	7.63%	09/15/2028	2,900	2,940,919
Series 2008, RB	7.75%	09/15/2038	8,140	8,413,667
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB	6.20%	05/15/2030	176	114,270
Series 2016 A, RB	6.24%	05/15/2038	10,797	7,018,212
Series 2016 A, RB	6.33%	05/15/2048	22,504	14,627,600
Series 2016 A, RB	6.44%	05/15/2055	23,587	15,331,712
Series 2016 B, RB(d)	5.63%	05/15/2020	5,665	3,682,051
Series 2016, RB(d)	2.00%	05/15/2055	7,144	71,440
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(j)(k)	7.00%	08/15/2023	12,210	14,585,944
Illinois (State of) Finance Authority (Plymouth Place);
Series 2013, Ref. RB	6.00%	05/15/2043	10,600	10,933,264
Series 2015, Ref. RB	5.25%	05/15/2045	1,850	1,671,586
Series 2015, Ref. RB	5.25%	05/15/2050	4,810	4,286,576
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	784,725
Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,556,250
Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	9,170	9,172,659
Series 2018 B, Ref. RB(g)	6.13%	04/01/2058	6,000	6,301,800
Series 2019 A, RB(g)	6.13%	04/01/2049	5,000	5,283,850
Series 2019 A, RB(g)	6.13%	04/01/2058	13,000	13,653,900
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Rush University Medical Center);
Series 2015 A, Ref. RB	5.00%	11/15/2038	$ 2,500	$ 2,751,025
Series 2015 B, Ref. RB	5.00%	11/15/2039	3,700	4,065,671
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB(j)(k)	5.00%	08/15/2026	500	635,845
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	985	848,390
Series 2017, Ref. RB	5.25%	02/15/2037	1,185	998,991
Series 2017, Ref. RB	5.25%	02/15/2047	6,500	5,036,655
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. RB	6.88%	10/01/2031	2,750	2,858,158
Series 2011, Ref. RB	7.13%	10/01/2041	1,000	1,034,500
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)	5.25%	10/01/2052	27,000	29,665,170
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	9,580	9,790,664
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	10,963,648
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(g)	5.45%	01/01/2046	5,000	4,405,650
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - NATL)(f)(h)	0.00%	12/15/2038	29,950	12,968,649
Series 2010 B-2, Ref. RB	5.00%	06/15/2050	1,000	1,001,500
Series 2010 B-2, Ref. RB	5.25%	06/15/2050	8,015	8,027,744
Series 2012 A, RB	5.00%	06/15/2042	2,000	1,980,160
Series 2012 B, RB(h)	0.00%	12/15/2051	13,165	2,429,469
Series 2012, RB(h)	0.00%	12/15/2050	35,755	6,982,236
Series 2015, RB(h)	0.00%	12/15/2052	26,000	4,533,360
Series 2017 B, Ref. RB(e)	4.95%	12/15/2047	3,000	1,479,450
Series 2017 B, Ref. RB(h)	0.00%	12/15/2054	20,000	3,111,200
Series 2020, Ref. RB	5.00%	12/15/2045	680	665,550
Series 2020, Ref. RB	5.00%	06/15/2050	15,000	14,497,650
Malta (Village of), IL (Prairie Springs); Series 2006, RB(i)(m)	5.75%	12/30/2025	1,800	576,000
Metropolitan Pier & Exposition Authority (Mccormick Place Expansion); Series 2002 A, RB (INS - NATL)(f)(h)	0.00%	12/15/2040	25,000	9,702,000
Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2015 A, RB	5.00%	06/15/2053	4,000	3,842,640
Series 2017, RB	5.00%	06/15/2057	10,000	9,569,100
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,757,340
Pingree Grove (Village of), IL (Cambridge Lakes Learning Center); Series 2011, RB(j)(k)	8.50%	06/01/2021	3,290	3,555,306
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(d)	5.80%	03/01/2037	5,615	617,650
Railsplitter Tobacco Settlement Authority; Series 2010, RB(j)(k)	6.00%	06/01/2021	17,050	18,031,057
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2048	15,000	16,935,900
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, RB	5.50%	12/01/2026	800	702,760
Series 2006, RB	5.85%	12/01/2036	3,000	2,352,720
St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	910	852,060
United City of Yorkville (City of), IL Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	3,190	3,189,713
				985,936,451
Indiana–0.77%
Allen (County of), IN Economic Development (StoryPoint Fort Wayne);
Series 2017, RB(g)	6.63%	01/15/2034	1,625	1,580,199
Series 2017, RB(g)	6.75%	01/15/2043	1,625	1,540,305
Series 2017, RB(g)	6.88%	01/15/2052	1,850	1,744,587
Carmel (City of), IN (Barrington Carmel);
Series 2012 A, RB(d)	7.00%	11/15/2027	348	3,483
Series 2012 A, RB(d)	7.00%	11/15/2032	989	9,886
Series 2012 A, RB(d)	7.13%	11/15/2042	4,047	40,470
Series 2012 A, RB(d)	7.13%	11/15/2047	3,297	32,973
Chestertown (Town of), IN (Storypoint Chesterton); Series 2016 A-1, RB(g)	6.38%	01/15/2051	3,000	2,651,940
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2046	5,785	6,289,336
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. RB(b)	5.00%	12/01/2040	$ 15,750	$ 17,564,558
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(g)	5.90%	07/01/2038	1,000	996,640
Series 2018 A, Ref. RB(g)	6.00%	07/01/2048	2,750	2,753,053
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, RB(c)	5.25%	01/01/2051	190	199,002
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, RB	5.00%	06/01/2039	7,145	7,183,440
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB	6.90%	12/01/2033	5,500	4,869,590
Valparaiso (City of), IN (Pratt Paper, LLC);
Series 2013, RB(c)	6.75%	01/01/2034	10,785	11,463,592
Series 2013, RB(c)	7.00%	01/01/2044	11,000	11,623,810
				70,546,864
Iowa–2.65%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	48,890	49,433,657
Series 2013, RB(g)	5.88%	12/01/2026	2,420	2,506,781
Series 2013, RB(g)	5.88%	12/01/2027	10,330	10,673,576
Series 2013, Ref. RB(k)	5.25%	12/01/2037	14,010	14,087,615
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2047	4,500	4,270,275
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB(e)	5.60%	06/01/2034	31,350	31,763,820
Series 2005 C, RB	5.50%	06/01/2042	28,435	28,810,342
Series 2005 C, RB	5.63%	06/01/2046	33,390	33,830,748
Series 2005 D, RB(h)	0.00%	06/01/2046	181,600	35,844,208
Series 2005 E, RB(h)	0.00%	06/01/2046	215,990	32,908,237
				244,129,259
Kansas–0.45%
Olathe (City of), KS (West Village Center);
Series 2007, RB	5.45%	09/01/2022	1,830	1,743,020
Series 2007, RB	5.50%	09/01/2026	2,835	2,483,318
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(i)(m)	5.75%	12/01/2025	445	204,700
Series 2006 A, RB(i)(m)	5.88%	12/01/2025	835	384,100
Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB(i)(m)	5.88%	12/01/2025	1,000	700,000
Wichita (City of), KS (Larksfield Place);
Series 2013 III, Ref. RB	7.13%	12/15/2036	1,000	1,050,890
Series 2013 III, Ref. RB	7.38%	12/15/2043	5,000	5,253,250
Wichita (City of), KS (Presbyterian Manors);
Series 2019, Ref. RB	5.00%	05/15/2034	1,100	1,001,836
Series 2019, Ref. RB	5.00%	05/15/2050	4,515	3,661,575
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	5,000	5,154,600
Series 2013 IV-A, RB	6.50%	05/15/2048	12,500	12,918,375
Series 2014 IV-A, RB	5.63%	05/15/2044	1,850	1,851,554
Series 2014 IV-A, RB	5.63%	05/15/2049	2,750	2,750,385
Wyandotte (County of), KS Unified Government (Legends Apartments Garage & West Lawn); Series 2018, RB	4.50%	06/01/2040	2,050	1,861,031
				41,018,634
Kentucky–0.98%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	13,245	14,527,116
Series 2016, Ref. RB	5.50%	02/01/2044	12,020	13,069,586
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	7,855	8,510,343
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.);
Series 2011, RB(j)(k)	7.00%	05/15/2021	$ 2,500	$ 2,657,750
Series 2011, RB(j)(k)	7.25%	05/15/2021	3,050	3,249,684
Series 2011, RB(j)(k)	7.38%	05/15/2021	1,000	1,066,660
Kentucky (State of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,560,992
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.);
Series 2000 B, RB (INS - NATL)(f)(h)	0.00%	10/01/2026	3,930	3,409,747
Series 2000 B, RB (INS - NATL)(f)(h)	0.00%	10/01/2027	12,955	10,893,600
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2041	4,000	4,201,640
Kentucky (State of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,036,704
Series 2015, Ref. RB	5.75%	11/15/2045	2,350	1,954,824
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	3,792,912
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB(e)	6.60%	07/01/2039	9,000	8,598,420
Series 2013 C, RB(e)	6.75%	07/01/2043	5,000	4,761,950
Series 2013 C, RB(e)	6.88%	07/01/2046	7,000	6,678,490
				89,970,418
Louisiana–0.81%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,292,772
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,161,547
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	9,046,368
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron Parish, Louisiana Gomesa); Series 2018, RB(g)	5.65%	11/01/2037	4,295	4,178,863
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche Parish Gomesa); Series 2019, RB(g)	3.95%	11/01/2043	4,475	3,440,693
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha Project); Series 2018, Ref. RB(g)	5.38%	11/01/2038	3,330	3,178,219
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary Parish Gomesa); Series 2019, RB(g)	4.40%	11/01/2044	3,870	3,165,737
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne Parish Gomesa Project); Series 2018 A, RB(g)	5.50%	11/01/2039	2,620	2,438,172
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2009 A, RB	6.50%	08/01/2029	3,560	3,563,845
Series 2010 A-1, RB	6.50%	11/01/2035	9,245	9,253,783
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Womans Foundation); Series 2017 A, Ref. RB	5.00%	10/01/2044	1,500	1,709,640
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (Vermilion (Parish of), LA Gomesa); Series 2019, RB(g)	4.63%	11/01/2038	2,080	1,855,339
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB(j)(k)	6.75%	05/01/2021	3,000	3,167,310
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB(b)(c)(l)	5.00%	01/01/2048	17,750	20,018,273
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010, RB(g)	6.35%	07/01/2040	3,000	3,298,260
				74,768,821
Maine–0.48%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	5,000	5,282,700
Series 2016 A, RB	5.00%	07/01/2046	3,705	3,872,688
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043	16,300	16,809,701
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–(continued)
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	7.50%	07/01/2032	$ 2,500	$ 2,602,325
Series 2011, RB	6.75%	07/01/2036	3,425	3,528,606
Series 2011, RB	6.75%	07/01/2041	11,505	11,847,619
				43,943,639
Maryland–0.42%
Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044	2,145	1,959,372
Frederick (County of), MD (Jefferson Technology Park);
Series 2013 A, RB	7.25%	07/01/2043	3,580	3,623,533
Series 2013 B, RB(g)	7.13%	07/01/2043	5,245	4,391,848
Frederick (County of), MD (Urbana Community Development Authority); Series 2010 B, RB	5.50%	07/01/2040	7,951	7,960,223
Harford (County of), MD; Series 2011, RB	7.50%	07/01/2040	6,000	5,777,220
Howard (County of), MD (Annapolis Junction Town Center);
Series 2014, RB	5.80%	02/15/2034	720	662,400
Series 2014, RB	6.10%	02/15/2044	1,420	1,291,234
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,359,407
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	1,500	1,570,095
Prince George’s (County of), MD (Westphalia Town Center);
Series 2018, RB(g)	5.13%	07/01/2039	1,300	1,302,080
Series 2018, RB(g)	5.25%	07/01/2048	2,100	2,101,407
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 A-1, Ref. RB	5.00%	11/01/2037	1,250	1,203,513
Series 2017 B, RB	5.00%	11/01/2042	4,600	4,288,718
Series 2017 B, RB	5.00%	11/01/2047	500	456,235
				38,947,285
Massachusetts–1.24%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2049	1,750	1,602,405
Series 2019, RB	5.00%	06/15/2054	1,620	1,463,816
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(b)(f)	5.50%	08/01/2030	32,040	45,046,638
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(b)	5.50%	07/01/2032	5,015	7,419,341
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, RB	6.75%	10/01/2028	3,010	2,893,122
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2047	2,700	2,353,617
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB(j)(k)	6.75%	01/01/2021	1,000	1,037,860
Series 2011 I, RB(j)(k)	6.88%	01/01/2021	4,610	4,787,899
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/2030	1,970	1,898,962
University of Massachusetts Building Authority; Sr. Series 2017 1, RB(b)	5.25%	11/01/2047	36,580	45,293,356
				113,797,016
Michigan–1.30%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2044	900	841,041
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,496,113
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,245,095
Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. RB	7.00%	11/15/2028	5,100	3,838,107
Series 2008, Ref. RB	7.13%	11/15/2043	7,700	5,788,244
Series 2017, RB(g)	7.50%	11/15/2044	4,930	3,705,536
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB	5.00%	07/01/2032	12,725	13,718,822
Detroit Community High School;
Series 2005, RB	5.65%	11/01/2025	735	625,316
Series 2005, RB	5.75%	11/01/2030	1,000	753,690
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,400,679
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. RB	5.63%	11/15/2032	$ 3,500	$ 3,578,645
Series 2012, Ref. RB	5.63%	11/15/2041	4,160	4,230,096
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-4, Ref. RB	5.00%	07/01/2031	7,000	7,893,340
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	4,000	4,495,360
Series 2014 D-4, Ref. RB	5.00%	07/01/2034	8,700	9,733,734
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB(g)	5.00%	07/01/2036	1,970	1,736,929
Series 2016, RB(g)	5.00%	07/01/2046	1,000	821,320
Series 2016, RB(g)	5.00%	07/01/2051	2,000	1,608,280
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	25,145	25,145,503
Michigan Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	6,350	6,297,041
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	6,678,830
Star International Academy; Series 2012, Ref. RB	5.00%	03/01/2033	3,100	3,136,239
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB(g)	5.00%	07/01/2036	4,550	4,011,690
Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	2,000	1,642,640
Series 2016 A, Ref. RB(g)	5.00%	07/01/2051	2,795	2,247,571
				119,669,861
Minnesota–1.47%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	3,684,497
Anoka (County of), MN Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/2030	500	502,455
Series 2010 A, RB	6.88%	05/01/2040	1,000	1,005,110
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.00%	07/01/2037	375	359,284
Bloomington (City of), MN Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, RB	8.00%	12/01/2025	1,450	1,453,567
Series 2010, RB	9.00%	12/01/2035	10,570	10,596,319
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	840	849,593
Series 2015, RB	5.50%	07/01/2040	2,250	2,257,785
Series 2015, RB	5.75%	07/01/2046	2,800	2,856,560
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB	5.70%	04/01/2036	2,000	1,646,720
Deephaven (City of), MN (Seven Hills Preparatory Academy); Series 2017, RB	5.00%	10/01/2049	1,200	1,108,116
Minneapolis (City of), MN (Riverton Community Housing);
Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,523,400
Series 2018, RB(g)	4.75%	08/01/2043	600	563,844
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2019, RB	5.00%	10/01/2040	1,000	1,182,750
Series 2019, RB	4.00%	10/01/2041	150	163,375
Series 2019, RB	4.00%	10/01/2044	1,500	1,622,310
Oak Park Heights (City of), MN (Oakgreen Commons);
Series 2010, RB(j)(k)	6.75%	08/01/2020	1,500	1,515,705
Series 2010, RB(j)(k)	7.00%	08/01/2020	3,000	3,032,430
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,114,300
Sartell (City of), MN (Country Manor Campus LLC); Series 2013, RB	5.38%	09/01/2043	5,000	4,785,450
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB(g)(k)	6.00%	07/01/2027	26,750	27,179,605
St. Paul (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	500	504,910
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	855	855,496
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, RB	6.00%	10/01/2035	2,695	2,742,594
Series 2015, RB	6.25%	10/01/2045	4,275	4,346,050
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project);
Series 2018, RB	5.00%	12/01/2043	4,170	4,422,744
Series 2018, RB	5.13%	12/01/2049	7,560	8,045,730
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong Academy); Series 2012 A, RB	5.50%	09/01/2043	5,000	5,061,300
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	$ 1,000	$ 1,065,660
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,820,900
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,040,100
St. Paul (City of), MN Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, RB(j)(k)	6.63%	09/01/2021	1,500	1,617,615
Series 2011 A, RB	6.38%	09/01/2031	1,000	1,047,580
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	1,066,808
Series 2018, Ref. RB	5.00%	10/01/2043	1,000	971,760
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,329,675
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,355	3,379,894
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	4,570,605
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	4,547,924
Series 2018 B, Ref. RB	6.75%	12/01/2025	595	595,256
Wayzata (City of), MN (Folkstone Senior Living Co.); Series 2019, Ref. RB	5.00%	08/01/2054	500	502,600
West St. Paul (City of), MN (Walker Westwood Ridge Campus);
Series 2017, Ref. RB	5.00%	11/01/2037	400	382,500
Series 2017, Ref. RB	5.00%	11/01/2049	1,275	1,148,329
Series 2017, Ref. RB	4.75%	11/01/2052	375	321,124
				135,390,329
Mississippi–0.07%
Mississippi Development Bank (Hancock County Gomesa); Series 2019, RB(g)	4.55%	11/01/2039	2,250	1,892,385
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	5,000	4,232,400
				6,124,785
Missouri–1.14%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB(d)(i)	7.00%	05/02/2022	1,750	595,000
Series 2002, RB(d)(i)	7.20%	05/01/2049	5,250	1,785,000
Ballwin (City of), MO (Ballwin Town Center); Series 2002 A, Ref. RB(i)	6.50%	10/01/2022	2,686	1,128,085
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, RB(i)	5.50%	04/01/2022	3,170	820,237
Series 2007 A, RB(i)	5.50%	04/01/2027	6,055	1,566,731
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(i)	5.50%	04/01/2021	235	219,723
Dardenne Town Square Transportation Development District; Series 2006 A, RB(i)(m)	5.00%	05/01/2036	3,190	1,020,800
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(i)(m)	5.75%	12/01/2028	1,250	225,000
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(g)	5.25%	12/01/2048	5,415	4,946,061
Series 2019 B, RB(g)	7.75%	12/15/2048	3,853	3,589,493
Kansas City (City of), MO Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, RB(c)	5.25%	10/15/2038	2,000	1,709,160
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(c)	6.45%	05/01/2040	1,877	1,878,633
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(g)	5.00%	02/01/2050	2,550	2,541,993
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	11,000	9,775,260
Series 2017, Ref. RB	5.25%	05/15/2037	1,285	1,221,302
Series 2017, Ref. RB	5.25%	05/15/2042	1,000	920,540
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2014 A, RB	5.25%	08/15/2039	3,000	2,710,410
Series 2018, Ref. RB	5.00%	08/15/2032	770	726,880
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(g)	6.00%	06/01/2046	6,170	5,476,122
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	1,350	1,282,581
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(g)	4.25%	12/01/2042	5,415	5,742,445
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB(b)	5.00%	11/15/2041	$ 6,210	$ 6,642,216
Series 2011 B, RB(b)	5.00%	11/15/2037	10,500	11,230,800
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.75%	11/15/2047	2,500	2,062,650
St. Louis (County of), MO Industrial Development Authority (Friendship Village Chesterfield); Series 2012, RB(j)(k)	5.00%	09/01/2022	3,000	3,314,100
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2038	5,500	5,125,340
Series 2018 A, RB	5.13%	09/01/2048	14,595	13,121,197
Series 2018 A, RB	5.13%	09/01/2049	6,475	5,803,931
Series 2018 A, RB	5.25%	09/01/2053	6,500	5,860,790
St. Louis (County of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	1,945	1,945,331
				104,987,811
Montana–0.03%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	941,110
Series 2017, Ref. RB	5.25%	05/15/2052	2,320	2,049,929
				2,991,039
Nebraska–0.25%
Central Plains Energy Project (No. 3); Series 2012, RB(n)	5.00%	09/01/2042	21,715	23,342,756
Nevada–0.40%
Clark (County of), NV (Homestead Boulder City); Series 1997, RB	6.50%	12/01/2027	3,030	3,030,697
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds(b)	5.00%	05/01/2048	16,650	20,104,209
Director of the State of Nevada Department of Business & Industry (Somerset Academy);
Series 2018 A, RB(g)	5.00%	12/15/2038	1,000	961,420
Series 2018 A, RB(g)	5.00%	12/15/2048	3,000	2,764,980
Las Vegas (City of), NV; Series 2016, RB(g)	4.38%	06/15/2035	4,000	3,592,320
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC); Series 2017, RB(c)(g)	6.25%	12/15/2037	1,000	918,280
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(g)(h)	0.00%	07/01/2058	39,500	4,280,220
Series 2018 D, Ref. RB(g)(h)	0.00%	07/01/2058	13,000	1,149,200
				36,801,326
New Hampshire–0.25%
National Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	12,446	12,759,202
National Finance Authority (Convanta); Series 2018 C, Ref. RB(c)(g)	4.88%	11/01/2042	7,500	7,522,050
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/2031	620	628,351
Series 2011 A, RB	6.88%	07/01/2041	2,125	2,151,329
				23,060,932
New Jersey–4.49%
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.25%	06/15/2027	10,000	10,713,700
Series 2017 B, Ref. RB	5.00%	11/01/2024	13,000	13,769,340
Series 2017 B, Ref. RB	5.00%	11/01/2026	23,695	25,474,021
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.);
Series 2019 A, RB(g)	5.00%	06/15/2049	1,110	1,112,264
Series 2019 A, RB(g)	5.00%	06/15/2054	725	714,480
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(c)	5.25%	09/15/2029	52,065	51,533,416
Series 2000 A, RB(c)	5.63%	11/15/2030	20,000	20,111,000
Series 2012, RB(c)	5.75%	09/15/2027	34,325	32,843,190
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	$ 1,800	$ 1,850,454
Series 2012 A, RB	6.10%	07/01/2044	3,950	4,022,167
Series 2012 C, RB	5.00%	07/01/2032	1,370	1,337,189
Series 2012 C, RB	5.30%	07/01/2044	4,500	4,176,765
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(c)	5.00%	10/01/2047	8,730	9,121,453
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(c)	5.38%	01/01/2043	22,110	23,981,390
Series 2013, RB(c)	5.63%	01/01/2052	22,695	24,769,550
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - NATL)(f)(h)	0.00%	12/15/2031	46,780	29,709,978
Series 2008 A, RB(h)	0.00%	12/15/2035	13,000	6,260,670
Series 2009 A, RB(h)	0.00%	12/15/2038	63,105	25,600,436
Series 2010 A, RB(h)	0.00%	12/15/2029	2,110	1,407,919
Series 2010 A, RB(h)	0.00%	12/15/2030	8,620	5,462,580
Series 2010 A, RB(h)	0.00%	12/15/2031	10,965	6,581,412
Series 2010 A, RB(h)	0.00%	12/15/2036	45,555	20,752,125
Series 2011 B, RB(j)(k)	5.00%	06/15/2021	6,125	6,425,860
Series 2012 AA, RB	5.00%	06/15/2038	9,000	9,102,060
Series 2013 AA, RB	5.00%	06/15/2044	3,645	3,690,198
Series 2018 A, Ref. RB	5.00%	12/15/2035	4,390	4,600,588
Series 2018 A, Ref. RB	5.00%	12/15/2036	1,200	1,253,808
Series 2019 BB, RB	5.00%	06/15/2044	2,500	2,577,450
Series 2019, RB	5.25%	06/15/2043	10,000	10,509,900
Series 2019, Ref. RB	5.00%	12/15/2033	2,850	3,035,450
Series 2019, Ref. RB	5.00%	12/15/2039	6,300	6,566,175
Subseries 2016 A-1, RN	5.00%	06/15/2028	2,000	2,174,520
New Jersey (State of) Turnpike Authority;
Series 2017 B, Ref. RB(b)	5.00%	01/01/2040	11,000	13,064,040
Series 2019 A, RB(b)	5.00%	01/01/2048	23,425	27,712,244
New Jersey Transportation Trust Fund Authority; Series 2012 A, RB	5.00%	06/15/2042	1,000	1,009,500
				413,027,292
New Mexico–0.40%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	5,000	5,005,100
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. RB	5.50%	07/01/2042	10,000	10,599,300
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	5.00%	07/01/2042	4,625	4,393,565
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2039	1,225	1,182,591
Series 2019 A, RB	5.00%	07/01/2049	7,050	6,531,472
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. RB (CEP- GNMA)	7.13%	12/15/2027	1,630	1,632,135
Winrock Town Center Tax Increment Development District 1; Series 2015, RB(g)	6.00%	05/01/2040	7,838	7,428,308
				36,772,471
New York–12.03%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,795	1,728,154
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(h)	0.00%	07/15/2034	14,345	7,035,505
Series 2009, RB(h)	0.00%	07/15/2044	23,805	6,507,573
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,315,858
Series 2017 A, RB	5.00%	08/01/2047	3,790	3,654,545
Series 2017 A, RB	5.00%	08/01/2052	790	752,665
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(c)(g)	5.50%	12/31/2040	13,140	12,178,546
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	10,000	10,000,500
Hudson Yards Infrastructure Corp.; Series 2017 A, RB(b)	5.00%	02/15/2039	21,060	24,811,207
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority;
Series 2012 G-3, Ref. RB (SIFMA Municipal Swap Index + 0.43%)(k)(o)	0.57%	02/01/2025	$ 8,500	$ 7,745,540
Series 2019 D-1, RB	5.00%	09/01/2022	1,520	1,561,481
Series 2020 A-2, RB	4.00%	02/01/2022	6,135	6,155,307
Series 2020, RB (INS - AGM)(b)(f)(l)	4.00%	11/15/2049	30,640	32,499,849
Series 2020-XM0834, Ctfs.(b)	4.00%	11/15/2053	27,500	27,158,450
Series 2020-XM0835, Ctfs. (INS - AGM)(b)(f)	4.00%	11/15/2047	20,000	21,267,800
Metropolitan Transportation Authority (Climate Bond Certified - Federally Tax Exempt);
Series 2020 C-1, RB	4.75%	11/15/2045	10,000	10,627,500
Series 2020 C-1, RB	5.00%	11/15/2050	5,000	5,402,850
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	7,000	5,850,950
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	6,866	5,929,556
Series 2014 A, RB	6.70%	01/01/2049	26,580	20,712,106
Series 2014 B, RB	5.50%	07/01/2020	660	659,284
Series 2014 C, RB(d)	2.00%	01/01/2049	13,770	2,065,506
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,290	9,929,541
Series 2006 A-3, RB	5.13%	06/01/2046	61,730	60,142,304
Series 2006 B, RB(h)	0.00%	06/01/2046	105,990	22,506,976
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB(b)(c)	5.00%	10/15/2027	15,400	16,095,002
One Hundred Sixty-Ninth Series 2011, RB(b)(c)	5.00%	10/15/2027	10,760	11,236,560
Two Hundred Series 2017, Ref. RB(b)	5.25%	10/15/2057	20,000	23,265,400
Two Hundred Seventh Series 2018, Ref. RB(b)(c)	5.00%	09/15/2029	22,235	26,975,502
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, RB	6.00%	12/01/2042	7,500	7,551,225
New York (City of), NY Municipal Water Finance Authority;
Series 2012 BB, RB(b)	5.00%	06/15/2047	16,470	17,995,616
Series 2014 BB, RB(b)	5.00%	06/15/2046	15,050	16,627,541
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB(b)	5.00%	05/01/2042	25,775	28,415,391
Subseries 2012 F-1, RB(b)	5.00%	05/01/2039	14,000	14,934,640
Subseries 2013, RB(b)	5.00%	11/01/2042	17,340	19,385,773
New York (Counties of), NY Tobacco Trust V;
Series 2005 S-1, RB(h)	0.00%	06/01/2038	65,990	22,775,129
Series 2005 S-2, RB(h)	0.00%	06/01/2050	30,000	4,695,000
Series 2005 S-3, RB(h)	0.00%	06/01/2055	225,000	14,166,000
New York (State of) Dormitory Authority;
Series 2014 C, RB(b)	5.00%	03/15/2041	26,940	30,330,938
Series 2018 E, RB(b)	5.00%	03/15/2045	35,050	42,675,829
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, RB(b)	5.00%	03/15/2031	15,000	15,517,950
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(b)	5.00%	03/15/2045	49,100	57,749,947
New York City Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2037	1,500	1,771,560
Series 2020 C-1, RB	4.00%	05/01/2038	3,500	4,114,635
Series 2020 C-1, RB	4.00%	05/01/2039	5,000	5,858,150
Series 2020 C-1, RB	4.00%	05/01/2040	500	584,475
Series 2020 C-1, RB	4.00%	05/01/2045	4,250	4,896,383
Series 2020 C-1, RB	3.00%	05/01/2046	5,000	5,063,500
New York Convention Center Development Corp.; Series 2016 A, RB(h)	0.00%	11/15/2047	12,525	4,345,298
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	37,160	36,848,228
Series 2014, Class 2, Ref. RB(g)	5.38%	11/15/2040	2,500	2,519,100
Series 2014, Class 3, Ref. RB(g)	7.25%	11/15/2044	45,000	47,221,200
New York State Thruway Authority; Series 2020-XM0831, Ctfs.(b)	4.00%	01/01/2053	15,000	16,019,700
New York State Urban Development Corp.;
Series 2013 A-1, RB(b)	5.00%	03/15/2043	26,175	28,898,247
Series 2013 A-1, RB(b)	5.00%	03/15/2045	46,015	55,831,840
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(c)	5.00%	08/01/2026	$ 14,725	$ 14,217,282
Series 2016, Ref. RB(c)	5.00%	08/01/2031	3,775	3,640,157
New York Transportation Development Corp. (Delta Air Lines, Inc. - Laguardia); Series 2018, RB(c)	5.00%	01/01/2028	10,000	10,145,300
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(c)	5.00%	01/01/2034	4,905	4,935,705
Series 2018, RB(c)	4.00%	01/01/2036	4,500	4,403,700
Series 2018, RB(c)	5.00%	01/01/2036	3,065	3,084,187
New York Transportation Development Corp. (Delta Air Lines, Inc.); Series 2018, RB(c)	5.00%	01/01/2023	2,000	2,025,920
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(c)	5.00%	07/01/2046	37,950	39,641,431
Series 2016 A, RB(c)	5.25%	01/01/2050	5,420	5,702,003
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(c)(g)	4.75%	11/01/2042	2,390	2,383,356
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(g)(h)	0.00%	08/15/2060	368,350	17,677,117
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, RB	6.00%	06/01/2048	7,915	7,919,353
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB	5.00%	07/01/2027	1,985	1,290,250
Series 2013 A, RB	5.00%	07/01/2038	5,700	3,705,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	4.00%	11/15/2054	5,000	5,632,100
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2020 A, Ref. RB	4.00%	09/01/2040	5,435	5,925,889
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	8,750	8,247,750
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(c)(g)	7.00%	06/01/2046	55,500	59,598,675
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,423	4,779,650
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	9,339,917
				1,106,860,054
North Carolina–0.72%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB(b)	5.00%	10/01/2055	29,400	36,578,304
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(c)	5.00%	06/30/2054	1,000	1,020,620
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB	6.25%	07/01/2035	3,750	3,829,575
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, RB(j)(k)	7.75%	03/01/2021	2,000	2,106,260
North Carolina (State of) Turnpike Authority (Triangle Expressway); Series 2019, RB	4.00%	01/01/2055	2,300	2,291,375
North Carolina Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,185	1,109,231
Series 2018 A, RB	5.00%	10/01/2048	13,080	11,615,302
North Carolina Turnpike Authority (Triangle Expressway System);
Series 2019, RB(h)	0.00%	01/01/2044	5,000	2,499,350
Series 2019, RB(h)	0.00%	01/01/2045	11,000	5,300,680
				66,350,697
North Dakota–0.04%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	5.10%	04/15/2036	1,500	1,417,200
Series 2016, RB	5.20%	04/15/2046	2,000	1,820,220
				3,237,420
Ohio–5.08%
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2041	3,800	4,147,700
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-3, RB(e)(j)(k)	6.25%	06/01/2022	21,205	23,756,386
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	10,000	10,583,200
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	68,000	68,725,553
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	203,195	26,285,305
Butler (County of), OH Port Authority (Storypoint Fairfield);
Sr. Series 2017 A-1, RB(g)	6.38%	01/15/2043	2,175	1,971,398
Sr. Series 2017 A-1, RB(g)	6.50%	01/15/2052	7,075	6,347,478
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Butler (County of), OH Port Authority (StoryPoint Fairfield); Sr. Series 2017 A-1, RB(g)	6.25%	01/15/2034	$ 2,350	$ 2,208,389
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	14,900	15,215,880
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(c)	5.38%	09/15/2027	4,190	4,189,707
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(g)	5.00%	06/01/2028	4,000	4,010,200
County of Montgomery OH; Series 2020-XX1133, Ctfs.(b)(l)	4.00%	11/15/2042	16,780	16,959,043
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	26,990	28,703,595
Series 2017, Ref. RB	5.50%	02/15/2052	33,815	36,189,151
Series 2017, Ref. RB	5.00%	02/15/2057	10,000	10,352,900
Series 2017, Ref. RB	5.50%	02/15/2057	15,070	15,856,503
Darke (County of), OH Hospital Facilities (Wayne Healthcare); Series 2019 A, RB	5.00%	09/01/2049	2,000	2,072,800
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.63%	07/01/2047	7,200	7,206,696
Franklin (County of), OH Convention Facilities Authority; Series 2019, RB	5.00%	12/01/2051	2,500	2,289,325
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center); Series 2019, RB	5.00%	12/01/2039	715	650,493
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	34,920	38,322,954
Hamilton (County of), OH (Christ Hospital); Series 2012, RB(j)(k)	5.50%	06/01/2022	7,200	7,949,520
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	2,250	2,252,610
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	5,000	5,715,400
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(j)(k)	6.25%	06/01/2021	5,850	6,192,049
Hickory Chase Community Authority; Series 2019, Ref. RB(g)	5.00%	12/01/2040	1,410	1,326,415
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	982,353
Series 2019, Ref. RB	5.13%	12/01/2049	3,545	2,881,128
Montgomery (County of), OH (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2039	4,000	4,115,480
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB(g)	6.00%	04/01/2038	4,445	2,636,685
Series 2018 A, RB(g)	6.25%	04/01/2049	6,115	3,469,406
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2045	6,270	6,298,090
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	37,060	37,737,827
Series 2013, RB	5.00%	02/15/2048	3,120	3,163,212
Norwood (City of), OH (Cornerstone at Norwood);
Series 2006, RB	5.75%	12/01/2020	455	455,250
Series 2006, RB	6.20%	12/01/2031	7,340	7,146,224
Ohio (State of) Air Quality Development Authority; Series 2019, RB(c)(g)	5.00%	07/01/2049	19,500	18,692,310
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR(d)(k)	4.25%	09/15/2021	2,000	1,995,000
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(g)	4.50%	01/15/2048	500	503,575
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2035	1,750	1,797,723
Series 2015, Ref. RB	5.00%	12/01/2043	6,695	6,717,361
Series 2015, Ref. RB	5.50%	12/01/2043	3,875	3,988,848
Toledo-Lucas (County of), OH Port Authority (StoryPoint Waterville);
Series 2016 A-1, RB(g)	6.13%	01/15/2034	2,000	1,857,680
Series 2016 A-1, RB(g)	6.25%	01/15/2043	5,000	4,462,800
Series 2016 A-1, RB(g)	6.38%	01/15/2051	4,000	3,535,920
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	5,056,950
				466,974,472
Oklahoma–1.56%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	3,370	2,696,000
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2027	1,800	1,993,122
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. RB(d)(i)	5.75%	01/01/2027	1,025	10,251
Series 2012, Ref. RB(d)(i)	6.00%	01/01/2032	4,191	41,911
Series 2013, Ref. RB(d)(i)	5.75%	01/01/2037	5,379	53,248
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB(b)(l)	5.50%	08/15/2052	$ 33,500	$ 36,644,980
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB(d)	5.00%	08/01/2047	10,500	4,200,000
Series 2017, RB(d)	5.00%	08/01/2052	20,000	8,000,000
Series 2017, RB(d)	5.25%	08/01/2057	2,190	876,000
Oklahoma Development Finance Authority; Series 2018 B, RB(b)(l)	5.50%	08/15/2057	15,210	16,607,191
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(d)	6.88%	11/01/2046	2,469	6,172
Series 2016 A, RB(d)	6.63%	11/30/2049	1,164	2,912
Series 2016 A, RB(d)	7.00%	11/01/2051	2,429	6,072
Series 2016 B-1, RB(d)	5.25%	11/30/2049	1,664	4,159
Tulsa (City of), OK Municipal Airport Trust;
Series 2000 B, Ref. RB(c)	5.50%	06/01/2035	12,625	11,828,615
Series 2001 A, Ref. RB(c)	5.50%	12/01/2035	15,000	14,034,750
Series 2001 B, Ref. RB(c)	5.50%	12/01/2035	49,525	46,338,066
				143,343,449
Oregon–0.10%
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2032	500	523,080
Series 2017 A, Ref. RB	5.00%	11/15/2037	500	512,805
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,750	2,749,807
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	250	260,563
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,067,033
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,369,015
				9,482,303
Pennsylvania–1.79%
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Montour); Series 2010 A, RB	6.75%	08/15/2035	1,135	1,141,469
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, RB	6.38%	08/15/2035	1,220	1,226,051
Beaver (County of), PA Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(d)(k)	4.38%	07/01/2022	925	925,000
Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2050	20,045	20,772,834
Chester (County of), PA Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,336,774
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,205,212
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,596,157
Series 2018, Ref. RB	5.00%	12/01/2043	2,500	2,213,000
Series 2018, Ref. RB	5.00%	12/01/2048	2,500	2,163,675
Series 2019, RB	5.00%	12/01/2054	1,000	848,650
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	2,945,169
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,130	5,109,551
Series 2014 B, RB(e)	7.50%	02/01/2044	1,379	565,878
Series 2014 C, RB(h)	0.00%	02/01/2044	4,122	907
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	10,560	11,055,898
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2046	4,000	4,220,120
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(j)(k)	7.00%	12/01/2021	6,000	6,599,100
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds(b)	5.00%	06/15/2034	15,450	17,980,556
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(c)	5.50%	11/01/2044	4,000	4,021,560
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	$ 14,200	$ 11,382,152
Pennsylvania (State of) Turnpike Commission; Subseries 2013 B-2, RB(e)	6.00%	12/01/2037	7,000	7,100,100
Pennsylvania Turnpike Commission;
Series 2020-XX1134, Ctfs.(b)(l)	5.00%	12/01/2044	5,000	5,900,100
Series 2020-XX1134, Ctfs.(b)(l)	5.00%	12/01/2049	7,000	8,214,360
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	1,390	1,299,247
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	3,575	3,267,407
Series 2017, Ref. RB	5.00%	07/01/2049	8,815	7,491,340
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,026,955
Philadelphia (City of), PA Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,006,600
Philadelphia (City of), PA Industrial Development Authority (MaST Charter School); Series 2010, RB(j)(k)	6.00%	08/01/2020	500	504,705
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,410	2,531,319
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,162,865
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB(j)(k)	6.63%	12/15/2022	1,500	1,733,310
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB(g)	6.50%	06/15/2033	2,000	2,003,260
Series 2013, RB(g)	6.75%	06/15/2043	8,000	8,012,320
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	4,070	4,506,467
				165,070,068
Puerto Rico–9.34%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	11,755	11,816,126
Series 2002, RB	5.50%	05/15/2039	29,090	29,241,268
Series 2002, RB	5.63%	05/15/2043	5,415	5,437,743
Series 2005 A, RB(h)	0.00%	05/15/2050	473,480	69,696,256
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds(d)	5.13%	07/01/2031	3,635	2,258,244
Series 2003 A, GO Bonds(d)	5.00%	07/01/2033	1,980	1,230,075
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(f)	6.00%	07/01/2027	21,000	21,210,210
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(f)	6.00%	07/01/2028	4,500	4,545,045
Series 2006 B, Ref. GO Bonds(d)	5.00%	07/01/2035	2,910	1,815,113
Series 2006, Ref. GO Bonds(d)	5.00%	07/01/2031	2,215	1,359,456
Series 2009 B, Ref. GO Bonds(d)	6.50%	07/01/2037	6,165	3,891,656
Series 2009 B, Ref. GO Bonds(d)	5.75%	07/01/2038	1,095	669,319
Series 2011 A, GO Bonds(d)	5.75%	07/01/2041	2,500	1,468,750
Series 2011 D, Ref. GO Bonds(d)	5.00%	07/01/2020	2,000	1,190,000
Series 2011 E, Ref. GO Bonds(d)	6.00%	07/01/2029	8,400	5,124,000
Series 2012 A, Ref. GO Bonds(d)	5.00%	07/01/2021	2,820	1,621,500
Series 2012 A, Ref. GO Bonds(d)	5.13%	07/01/2037	8,520	4,845,750
Series 2012 A, Ref. GO Bonds(d)	5.50%	07/01/2039	5,385	3,116,569
Series 2012 A, Ref. GO Bonds(d)	5.00%	07/01/2041	24,730	13,756,062
Series 2014 A, GO Bonds(d)	8.00%	07/01/2035	52,905	28,965,487
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB(e)	6.13%	07/01/2024	$ 16,427	$ 17,330,485
Series 2008 A, RB	6.00%	07/01/2038	33,750	34,256,250
Series 2008 A, RB	6.00%	07/01/2044	21,375	21,695,625
Series 2012 A, RB	5.50%	07/01/2028	2,395	2,484,813
Series 2012 A, RB	5.25%	07/01/2029	5,520	5,630,400
Series 2012 A, RB	5.00%	07/01/2033	4,000	3,980,000
Series 2012 A, RB	5.13%	07/01/2037	6,790	6,740,976
Series 2012 A, RB	5.75%	07/01/2037	9,230	9,368,450
Series 2012 A, RB	5.25%	07/01/2042	61,490	60,875,100
Series 2012 A, RB	6.00%	07/01/2047	1,800	1,831,500
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB(d)	5.50%	07/01/2020	50	31,125
Series 2004 PP, Ref. RB (INS - NATL)(f)	5.00%	07/01/2023	755	759,341
Series 2007 TT, RB(d)	5.00%	07/01/2020	80	49,400
Series 2007 TT, RB(d)	5.00%	07/01/2027	2,350	1,451,125
Series 2007 TT, RB(d)	5.00%	12/31/2049	23,220	14,338,349
Series 2007 VV, Ref. RB(d)	5.50%	07/01/2020	75	46,688
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2024	4,560	4,634,328
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2030	9,275	9,268,600
Series 2007 VV, Ref. RB (INS - AGM)(f)	5.25%	07/01/2031	20,000	21,267,600
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	6,275	6,212,940
Series 2008 WW, RB(d)	5.50%	07/01/2038	9,200	5,727,000
Series 2008 WW, RB(d)	5.00%	12/31/2049	13,620	8,410,350
Series 2008 WW, RB(d)	5.50%	12/31/2049	4,220	2,574,200
Series 2008 WW-RSA-1, RB(d)	5.25%	07/01/2033	10,000	6,200,000
Series 2010 AAA, RB(d)	5.25%	07/01/2025	2,535	1,571,700
Series 2010 AAA, RB(d)	5.25%	07/01/2031	1,350	837,000
Series 2010 AAA, RB(d)	5.25%	12/31/2049	2,305	1,429,100
Series 2010 CCC, RB(d)	5.25%	07/01/2026	14,455	8,962,100
Series 2010 CCC, RB(d)	5.25%	07/01/2028	7,600	4,712,000
Series 2010 CCC, RB(d)	5.00%	12/31/2049	325	200,688
Series 2010 DDD, Ref. RB(d)	5.00%	07/01/2020	3,710	2,290,925
Series 2010 DDD, Ref. RB(d)	5.00%	07/01/2022	1,575	972,563
Series 2010 DDD, Ref. RB(d)	5.00%	07/01/2023	1,150	710,125
Series 2010 DDD, Ref. RB(d)	5.00%	12/31/2049	11,020	6,804,850
Series 2010 XX, RB(d)	5.25%	07/01/2035	6,699	4,153,380
Series 2010 XX, RB(d)	5.25%	07/02/2040	19,000	11,780,000
Series 2010 ZZ, Ref. RB(d)	5.25%	07/01/2024	65	40,300
Series 2010 ZZ, Ref. RB(d)	5.25%	12/31/2049	1,650	1,023,000
Series 2010 ZZ-RSA-1, Ref. RB(d)	5.00%	12/31/2049	10,000	6,050,000
Series 2012 A, RB(d)	4.80%	07/02/2029	1,850	1,133,125
Series 2012 A, RB(d)	5.00%	07/02/2029	3,535	2,182,863
Series 2012 A, RB(d)	5.00%	07/01/2042	22,780	14,066,650
Series 2012 A, RB(d)	5.05%	07/01/2042	3,095	1,911,163
Series 2013 A, RB(d)	6.75%	07/01/2036	15,090	9,468,975
Series 2013 A, RB(d)	7.00%	07/01/2040	2,675	1,681,906
Series 2013 A, RB(d)	7.00%	07/01/2043	18,665	11,735,619
Series 2013 A, RB(d)	7.00%	12/31/2049	6,030	3,791,362
Series 2013 A-RSA, RB(d)	7.25%	07/01/2030	2,120	1,338,250
Series 2016 E-1, RB(d)	10.00%	01/01/2021	7,483	5,256,555
Series 2016 E-2, RB(d)	10.00%	07/01/2021	7,483	5,256,557
Series 2016 E-2, RB(d)	10.00%	01/01/2022	3,064	2,152,760
Series 2016 E-4, RB(d)	10.00%	07/01/2022	1,774	1,246,496
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, Ref. RB(d)	4.75%	07/01/2038	$ 2,231	$ 1,031,838
Series 2003 G, RB(d)	5.00%	07/01/2033	9,340	4,319,750
Series 2003 G, RB(d)	5.00%	06/01/2034	7,500	3,468,750
Series 2003 H, Ref. RB(d)	5.00%	07/01/2035	175	80,938
Series 2003 H, Ref. RB(d)	5.45%	07/02/2035	4,480	2,072,000
Series 2003 H, Ref. RB(d)	5.00%	12/31/2049	180	83,250
Series 2004 J, RB(d)	4.80%	07/01/2024	220	101,750
Series 2005 K, RB(d)	5.00%	07/01/2020	5,100	2,358,750
Series 2005 K, RB(d)	5.00%	07/01/2021	2,510	1,160,875
Series 2005 K, RB(d)	5.00%	07/01/2022	9,655	4,465,437
Series 2005 K, RB(d)	5.00%	07/01/2023	12,275	5,677,187
Series 2005 K, RB(d)	5.00%	07/01/2026	155	71,688
Series 2005 K, RB(d)	5.00%	07/01/2027	3,585	1,658,063
Series 2005 K, RB(d)	5.00%	12/31/2049	10,158	4,672,680
Series 2007 M, RB(d)	5.00%	07/01/2020	2,790	1,290,375
Series 2007 M, RB(d)	5.00%	07/01/2021	4,120	1,905,500
Series 2007 M, RB(d)	5.00%	07/01/2024	2,565	1,186,313
Series 2007 M, RB(d)	5.00%	07/01/2027	520	240,500
Series 2007 M, RB(d)	5.00%	07/01/2032	4,850	2,243,125
Series 2007 M, RB(d)	5.00%	07/01/2037	530	245,125
Series 2007 M, RB(d)	5.00%	07/02/2046	3,565	1,648,813
Series 2007 N, Ref. RB(d)	5.50%	07/01/2022	4,790	2,215,375
Series 2007 N, Ref. RB(d)	5.50%	07/01/2023	3,580	1,655,750
Series 2007 N, Ref. RB(d)	5.50%	07/01/2025	3,130	1,447,625
Series 2007 N, Ref. RB(d)	5.50%	07/01/2026	5,195	2,402,688
Series 2007 N, Ref. RB(d)	5.50%	12/31/2049	2,000	925,000
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(c)	6.63%	06/01/2026	21,245	21,988,575
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2007 M-3, Ref. RB (INS - NATL)(f)	6.00%	07/01/2024	7,970	8,049,780
Series 2007 N, RB(d)	5.00%	07/01/2037	8,900	6,408,000
Series 2009 Q, RB(d)	5.63%	07/01/2039	2,000	1,465,000
Series 2011 S, RB(d)	6.00%	07/01/2041	23,435	17,224,725
Series 2012 U, Ref. RB(d)	5.25%	07/01/2042	25,460	16,549,000
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,927	1,396,285
Series 2018 A-1, RB(h)	0.00%	07/01/2031	2,484	1,635,043
Series 2018 A-1, RB(h)	0.00%	07/01/2033	10,296	6,182,130
Series 2018 A-1, RB	4.50%	07/01/2034	6,168	6,238,870
Series 2018 A-1, RB	4.55%	07/01/2040	4,089	4,053,262
Series 2018 A-1, RB(h)	0.00%	07/01/2046	5,515	1,431,775
Series 2018 A-1, RB(h)	0.00%	07/01/2051	19,905	3,775,978
Series 2018 A-1, RB	4.75%	07/01/2053	33,479	32,659,338
Series 2018 A-1, RB	5.00%	07/01/2058	49,864	50,026,609
Series 2019 A-2, RB	4.33%	07/01/2040	47,473	45,692,762
Series 2019 A-2, RB	4.54%	07/01/2053	314	295,364
Series 2019 A-2, RB	4.78%	07/01/2058	15,223	14,791,123
				859,676,050
Rhode Island–0.00%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	31,426
South Carolina–0.05%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(g)	5.75%	06/15/2049	2,000	2,066,960
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	$ 1,000	$ 822,460
Series 2013, RB	5.13%	05/01/2048	2,000	1,641,140
Series 2017, Ref. RB	5.00%	05/01/2042	250	207,258
				4,737,818
Tennessee–0.59%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	12,362,610
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2044	5,000	5,120,300
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	237,768
Series 2017 A, Ref. RB	5.63%	01/01/2046	250	222,033
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties);
Series 2018 A, RB(g)	6.00%	04/01/2038	14,875	8,823,552
Series 2018 A, RB(g)	6.25%	04/01/2049	21,790	12,362,774
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	2,140	2,107,622
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	16,300	11,178,377
Series 2016 A, Ref. RB(g)	5.00%	09/01/2031	750	589,297
Series 2016 A, Ref. RB(g)	5.00%	09/01/2037	1,145	810,591
				53,814,924
Texas–7.07%
Aledo Independent School District; Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	02/15/2050	12,500	13,358,625
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB(c)(d)(i)	6.50%	11/01/2029	9,265	93
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB(j)(k)	7.65%	08/15/2020	2,500	2,536,475
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2046	1,325	1,240,796
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	2,000	2,117,480
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, RB(c)	7.00%	01/01/2039	3,540	3,543,575
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB(j)(k)	5.25%	07/01/2022	7,100	7,833,075
Series 2012, Ref. RB(j)(k)	5.50%	07/01/2022	13,410	14,864,046
Brazoria County Industrial Development Corp.; Series 2019, RB(c)	7.00%	03/01/2039	9,600	9,412,320
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(c)(g)	9.00%	03/01/2039	1,200	1,324,548
Celina (City of), TX;
Series 2015, RB	5.38%	09/01/2028	550	563,178
Series 2015, RB	5.50%	09/01/2032	250	254,738
Series 2015, RB	5.88%	09/01/2040	1,000	1,018,140
Central Texas Regional Mobility Authority; Series 2011, RB(j)(k)	6.75%	01/01/2021	17,500	18,152,050
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, RB(j)(k)	5.75%	08/15/2021	1,130	1,203,879
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	1,000	1,064,970
Series 2015, RB	5.75%	08/15/2045	8,000	8,428,320
Series 2018 D, RB	5.75%	08/15/2033	6,190	6,657,778
Series 2018 D, RB	6.00%	08/15/2038	14,250	15,339,982
Series 2018 D, RB	6.13%	08/15/2048	26,250	28,065,450
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, RB(j)(k)	6.25%	12/01/2020	5,000	5,138,750
Grand Parkway Transportation Corp.;
Series 2013 B, RB(e)	5.85%	10/01/2048	17,000	19,135,540
Series 2013 B, RB(b)	5.25%	10/01/2051	24,405	28,431,825
Grand Prairie Housing Finance Corp.;
Series 2003, RB	7.75%	01/01/2034	6,640	6,182,637
Series 2003, RB(d)(i)(p)	7.75%	01/01/2034	3,595	287,600
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	$ 5,350	$ 5,565,872
Series 2015, Ref. RB	5.00%	12/01/2045	9,230	9,424,107
Hopkins (County of), TX Hospital District;
Series 2008, RB	6.00%	02/15/2033	2,500	2,506,350
Series 2008, RB	6.00%	02/15/2038	5,155	5,166,753
Houston (City of), TX; Series 2011 A, Ref. RB(b)	5.25%	11/15/2031	18,360	18,772,549
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB(c)	6.63%	07/15/2038	16,000	16,218,080
Houston (City of), TX (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(c)	5.00%	07/01/2029	26,355	26,353,155
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB(j)(k)	6.88%	05/15/2021	790	839,620
Series 2011, RB(j)(k)	6.50%	05/15/2021	500	529,485
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(g)	5.60%	08/15/2045	4,420	4,525,771
Leander Independent School District;
Series 2014 C, GO Bonds (CEP - Texas Permanent School Fund)(h)(j)(k)	0.00%	08/15/2024	71,355	18,796,334
Series 2014 D, Ref. GO Bonds (CEP - Texas Permanent School Fund)(h)(j)(k)	0.00%	08/15/2024	425	223,699
Series 2014 D, Ref. GO Bonds (CEP - Texas Permanent School Fund)(h)	0.00%	08/15/2037	3,645	1,864,928
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement Distribution Phase);
Series 2015, RB	5.13%	09/15/2028	500	516,900
Series 2015, RB	5.38%	09/15/2035	400	413,140
Series 2015, RB	5.50%	09/15/2040	765	789,908
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, RB(c)(g)	6.50%	12/01/2033	10,220	9,159,471
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(g)	4.63%	10/01/2031	22,150	22,360,646
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB	5.00%	07/01/2037	1,670	1,202,734
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	18,395	14,469,139
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2016 A, Ref. RB(g)	5.00%	08/15/2036	2,500	2,434,825
Series 2017 A, RB(g)	5.00%	08/15/2037	2,000	1,932,660
Series 2017 A, RB(g)	5.13%	08/15/2047	2,085	1,958,399
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	7,250	5,744,320
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	500	446,010
Series 2017, Ref. RB	5.00%	01/01/2047	6,790	5,950,077
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries);
Series 2013, RB	6.50%	01/01/2043	4,325	4,485,328
Series 2013, RB	6.50%	01/01/2048	5,675	5,874,249
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,082,445
Series 2016 A, RB	5.50%	11/15/2046	2,975	2,182,311
Series 2016 A, RB	5.50%	11/15/2052	2,350	1,677,195
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	1,000	820,910
Series 2018, Ref. RB	5.25%	10/01/2049	9,940	7,887,092
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB(g)	5.50%	08/15/2035	845	928,140
Series 2015 A, RB(g)	5.75%	08/15/2045	2,015	2,196,834
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB(j)(k)	5.25%	06/01/2022	2,100	2,294,901
North Texas Tollway Authority; Series 2011 B, RB(h)(j)(k)	0.00%	09/01/2031	15,500	8,483,770
Northwest Independent School District; Series 2020-XL0138, Ctfs. (CEP - Texas Permanent School Fund)(b)	4.00%	02/15/2045	10,500	12,640,635
Port Beaumont Navigation District (Jefferson Gulf Coast); Series 2020, Ref. RB(c)(g)	4.00%	01/01/2050	6,125	5,167,418
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB	7.50%	11/15/2034	2,350	2,470,908
Series 2014 A, RB	7.75%	11/15/2044	5,100	5,334,804
Series 2014 A, RB	8.00%	11/15/2049	5,000	5,273,900
San Juan (City of), TX Higher Education Finance Authority (Idea Public Schools); Series 2010 A, RB(j)(k)	6.70%	08/15/2020	1,000	1,012,850
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB(c)(d)(i)	8.00%	07/01/2038	37,110	9,277,500
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2045	$ 5,800	$ 5,234,268
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB(d)	5.63%	11/15/2027	1,500	1,050,000
Series 2007, RB(d)	5.75%	11/16/2037	2,500	1,750,000
Series 2014, RB(d)	5.63%	11/15/2041	3,250	2,275,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	4.50%	11/15/2023	360	360,554
Series 2017, RB	6.63%	11/15/2037	1,745	1,750,218
Series 2017, RB	6.75%	11/15/2047	13,125	12,994,931
Series 2017, RB	6.75%	11/15/2052	1,965	1,931,909
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	1,015	983,271
Series 2007, RB	5.75%	02/15/2029	1,600	1,497,792
Series 2009 A, RB	8.00%	02/15/2038	12,350	12,096,454
Series 2017, RB	6.38%	02/15/2041	8,755	7,844,480
Series 2017A, RB	6.38%	02/15/2048	25,720	22,333,448
Series 2017A, RB	6.38%	02/15/2052	25,055	21,524,249
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2018 A, RN(g)	10.00%	03/15/2023	4,250	4,955,075
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador);
Series 2017 A, RB(d)	4.13%	11/15/2038	1,764	176
Series 2017 A, RB(d)	4.38%	11/15/2049	592	59
Series 2017 A, RB(d)	4.63%	11/15/2049	3,106	311
Series 2017 A, RB(d)	4.88%	11/15/2055	6,957	696
Series 2017 A, RB(d)	5.00%	11/15/2059	12,920	1,292
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	15,675	12,561,928
Texas (State of) Transportation Commission;
Series 2019, RB(h)	0.00%	08/01/2051	6,000	1,335,600
Series 2019, RB(h)	0.00%	08/01/2052	6,000	1,261,380
Series 2019, RB(h)	0.00%	08/01/2053	1,000	198,860
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, RB	5.00%	12/15/2031	10,000	10,528,800
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(c)	5.00%	12/31/2055	12,135	12,258,049
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	25,575	25,703,386
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB(c)	6.75%	06/30/2043	17,450	19,649,572
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(c)	7.00%	12/31/2038	4,000	4,541,760
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, RB	5.80%	08/15/2040	1,000	1,002,290
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB	7.00%	12/01/2034	2,975	2,979,879
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	4,185	4,196,760
Travis County Health Facilities Development Corp. (Westminster Manor);
Series 2010, RB(j)(k)	7.00%	11/01/2020	2,005	2,059,737
Series 2010, RB	7.00%	11/01/2030	135	136,962
				650,411,138
Utah–0.48%
Salt Lake City Corp. Airport Revenue;
Series 2018 A, RB(b)(c)	5.00%	07/01/2043	14,750	16,850,695
Series 2018 A, RB(b)(c)	5.00%	07/01/2048	11,250	12,772,463
Utah (County of), UT (Renaissance Academy); Series 2007 A, RB(g)	5.63%	07/15/2037	2,565	2,564,667
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(g)	5.00%	06/15/2050	2,000	1,907,380
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, RB	5.38%	07/15/2030	$ 1,650	$ 1,651,732
Series 2010 A, RB	5.63%	07/15/2040	1,710	1,710,821
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, RB	6.25%	07/15/2030	1,250	1,254,525
Series 2010, RB	6.38%	07/15/2040	2,500	2,508,350
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	5.60%	07/15/2022	365	376,457
Series 2012, RB	6.30%	07/15/2032	850	890,129
Series 2012, RB	6.55%	07/15/2042	2,000	2,089,900
				44,577,119
Virgin Islands–0.48%
Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	4,600	4,025,414
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Sr. Lien Capital);
Series 2009 A-1, RB	5.00%	10/01/2029	3,620	3,380,465
Series 2009 A-1, RB	5.00%	10/01/2039	12,910	11,696,073
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	5,950	5,620,786
Series 2010 A, RB	5.00%	10/01/2025	12,575	11,879,225
Series 2010 A, RB	5.00%	10/01/2029	2,500	2,334,575
Series 2012 A, RB	5.00%	10/01/2032	5,730	5,273,892
				44,210,430
Virginia–1.28%
Ballston Quarter Communities Development Authority;
Series 2016 A, RB	5.38%	03/01/2036	1,635	1,443,427
Series 2016 A, RB	5.50%	03/01/2046	10,000	8,397,100
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.00%	01/01/2049	2,500	2,379,525
Series 2019 A, RB	5.25%	01/01/2054	2,000	1,975,020
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB	5.00%	09/01/2040	1,645	1,448,258
Series 2020, RB	5.13%	09/01/2055	1,210	1,029,008
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	20,938,449
Series 2007 B-2, RB(e)	5.20%	06/01/2046	3,000	3,011,250
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB(c)	5.50%	01/01/2042	20,775	21,414,662
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(c)	5.00%	01/01/2040	21,155	21,575,985
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB(c)	5.00%	12/31/2056	2,150	2,243,590
Virginia (State of) Small Business Financing Authority (Transform 66); Series 2017, RB(c)	5.00%	12/31/2049	22,215	23,320,418
Virginia Beach Development Authority (Westminster-Canterbury);
Series 2018, Ref. RB	5.00%	09/01/2040	1,750	1,839,145
Series 2018, Ref. RB	5.00%	09/01/2044	2,215	2,315,295
Series 2018, Ref. RB	4.00%	09/01/2048	4,390	4,107,372
				117,438,504
Washington–1.81%
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,268,650
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,900,068
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,944,509
King (County of), WA Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2011, Ref. GO Bonds	6.75%	12/01/2031	500	515,675
Series 2011, Ref. GO Bonds	7.00%	12/01/2040	4,000	4,111,640
King (County of), WA Sewer Revenue; Series 2011 B, Ref. RB(b)	5.00%	01/01/2034	38,540	39,601,392
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(c)	5.00%	04/01/2030	19,500	19,754,475
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Skagit (County of), WA Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2010, RB(j)(k)	5.75%	12/01/2020	$ 6,000	$ 6,164,520
Series 2010, RB(j)(k)	6.00%	12/01/2020	3,160	3,250,218
Washington (State of);
Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	3,500	4,460,085
Series 2021 A, Ref. GO Bonds	5.00%	06/01/2041	3,500	4,445,665
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(b)(l)	5.00%	07/01/2048	27,000	29,013,660
Washington (State of) Housing Finance Commission (Bayview Manor Senior);
Series 2016 A, Ref. RB(g)	5.00%	07/01/2036	1,460	1,366,385
Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	1,700	1,491,376
Series 2016 A, Ref. RB(g)	5.00%	07/01/2051	9,650	8,321,388
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(g)	7.00%	07/01/2045	2,150	2,184,593
Series 2015 A, RB(g)	7.00%	07/01/2050	1,500	1,523,490
Series 2015 B-1, RB(g)	5.50%	01/01/2024	1,890	1,889,906
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(g)	5.00%	01/01/2031	1,500	1,468,590
Series 2016 A, Ref. RB(g)	5.00%	01/01/2046	6,950	6,087,644
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(g)	5.00%	01/01/2055	4,000	3,393,960
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill);
Series 2016, Ref. RB(g)	5.00%	07/01/2041	2,000	1,749,440
Series 2016, Ref. RB(g)	5.00%	07/01/2046	1,000	849,190
Washington State Convention Center Public Facilities District; Series 2020, RB(b)(l)	5.00%	07/01/2043	10,970	11,703,783
				166,460,302
West Virginia–0.80%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,340	3,059,407
Series 2013, Ref. RB (Acquired 02/15/2008; Cost $988,497)(d)(g)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(g)	5.75%	06/01/2042	16,000	13,566,400
Series 2019 B, Ref. RB(g)	7.50%	06/01/2042	6,140	5,311,100
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB	6.75%	07/01/2045	5,650	5,781,532
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(g)	5.75%	06/01/2043	6,000	6,061,860
Series 2020, Ref. RB(g)	7.50%	06/01/2043	13,205	12,993,456
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(c)(g)	7.25%	02/01/2036	10,965	9,499,637
Series 2018, RB(c)(g)	8.75%	02/01/2036	4,500	4,483,890
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB(d)	6.00%	10/01/2020	720	324,000
Series 2008, RB(d)	6.50%	10/01/2038	14,000	6,300,000
Series 2008, RB(d)	6.75%	10/01/2043	13,150	5,917,500
				73,798,782
Wisconsin–5.20%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(g)	6.25%	08/01/2027	11,000	9,744,460
Series 2017, RB(g)	6.75%	08/01/2031	20,590	17,834,646
Series 2017, RB(g)	6.50%	12/01/2037	25,000	21,882,500
Series 2017, RB(g)	6.75%	12/01/2042	12,270	10,703,980
Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(g)	5.00%	06/01/2050	1,250	1,186,788
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	4,117	3,899,203
Series 2019 A, RB	5.75%	12/01/2048	6,863	6,012,498
Public Finance Authority (KU Campus Development Corporation — Central District Development Project); Series 2016, RB(b)	5.00%	03/01/2041	24,000	27,606,240
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(g)	5.25%	06/15/2049	5,775	5,015,934
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017, Ref.RB(c)(g)	7.13%	06/01/2041	$ 15,375	$ 15,819,491
Public Finance Authority (Minnesota College of Osteopathic Medicine); Series 2019 A-1, RB(d)(g)	5.50%	12/01/2048	76	72,274
Public Finance Authority (National Gypsum Co.); Series 2014, Ref. RB(c)	5.25%	04/01/2030	4,000	4,010,800
Public Finance Authority (Southminster);
Series 2018, RB(g)	5.00%	10/01/2043	500	470,455
Series 2018, RB(g)	5.00%	10/01/2048	7,700	7,118,804
Series 2018, RB(g)	5.00%	10/01/2053	3,000	2,737,740
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(g)	5.00%	03/01/2052	2,300	1,983,819
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 B, RB(c)	5.75%	11/01/2037	4,000	4,015,480
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,190	2,760,690
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2027	2,000	1,926,400
Series 2017, Ref. RB	5.00%	08/01/2037	5,770	4,992,031
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(b)	5.00%	11/15/2039	38,800	44,979,676
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2037	860	769,141
Series 2017, Ref. RB	5.00%	06/01/2041	955	831,547
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	1,838,909
Series 2019, Ref. RB	5.00%	11/01/2046	10,050	9,107,712
Series 2019, Ref. RB	5.00%	11/01/2054	1,650	1,460,811
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,299,575
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.); Series 2019, Ref. RB	4.00%	12/15/2049	5,000	5,404,150
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.); Series 2013, RB(j)(k)	7.00%	08/01/2020	6,500	6,570,850
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB(g)	6.25%	10/01/2031	2,475	2,808,828
Series 2017 A, RB(g)	6.85%	10/01/2047	20,735	23,170,740
Series 2017 A, RB(g)	7.00%	10/01/2047	1,250	1,405,800
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(g)	7.00%	12/01/2050	21,000	18,486,300
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(g)	5.13%	06/01/2048	12,000	11,328,240
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB(g)	5.75%	11/01/2024	1,440	1,512,043
Series 2017 A, RB(g)	6.25%	11/01/2028	2,525	2,891,630
Series 2017 A, RB(g)	6.85%	11/01/2046	31,015	35,199,854
Series 2017 B, RB(d)(g)	8.50%	11/01/2046	8,000	6,400,000
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB(g)	6.13%	02/01/2048	5,535	5,457,953
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, RB(g)	7.00%	06/01/2020	125	125,000
Series 2011 A, RB(g)	7.75%	06/01/2028	7,980	8,419,060
Series 2011 A, RB(g)	8.00%	06/01/2035	10,150	10,705,306
Series 2011 A, RB(g)	8.25%	06/01/2046	4,000	4,218,400
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(g)	6.25%	01/01/2038	11,000	9,075,000
Series 2018 A-1, RB(g)	6.38%	01/01/2048	16,520	13,629,000
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(g)	5.25%	05/15/2037	1,000	1,022,160
Series 2017 A, Ref. RB(g)	5.25%	05/15/2042	1,230	1,247,122
Series 2017 A, Ref. RB(g)	5.25%	05/15/2047	1,225	1,234,898
Series 2017 A, Ref. RB(g)	5.25%	05/15/2052	3,300	3,317,061
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(c)	7.25%	06/01/2035	6,965	7,284,833
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Penick Village Obligated Group);
Series 2019, Ref. RB(g)	4.00%	09/01/2029	$ 600	$ 525,852
Series 2019, Ref. RB(g)	5.00%	09/01/2049	1,450	1,197,758
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	17,025	18,015,344
Series 2018 A, RB	5.35%	12/01/2045	27,500	28,985,825
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, RB(g)	6.00%	11/15/2049	2,500	2,503,775
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.75%	04/01/2042	6,340	6,395,221
Series 2015, Ref. RB	5.88%	04/01/2045	6,400	6,521,728
Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.);
Series 2012 A, RB(j)	5.50%	10/01/2022	305	325,264
Series 2012 A, RB(j)(k)	6.00%	10/01/2022	1,475	1,666,042
Series 2012 A, RB(j)(k)	6.20%	10/01/2022	1,300	1,474,395
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB(g)	5.00%	12/01/2031	7,830	7,965,459
Series 2016, RB(g)	5.25%	12/01/2039	8,685	8,729,728
				478,302,223
Wyoming–0.07%
West Park Hospital District (West Park Hospital);
Series 2011 A, RB	7.00%	06/01/2040	4,890	5,109,365
Series 2011, Ref. RB	7.00%	06/01/2035	1,085	1,135,811
				6,245,176
Total Municipal Obligations (Cost $10,246,695,728)					10,310,282,808
U.S. Dollar Denominated Bonds & Notes–0.00%
Texas–0.00%
Sears Tyler Methodist Retirement Corp. (Cost $0)	2.00%	02/25/2048	135	0
TOTAL INVESTMENTS IN SECURITIES(q)–112.06% (Cost $10,246,695,728)					10,310,282,808
FLOATING RATE NOTE OBLIGATIONS–(13.57)%
Notes with interest and fee rates ranging from 0.66% to 0.69% at 05/31/2020 and contractual maturities of collateral ranging from 11/01/2023 to 10/15/2057(r)				(1,248,815,000)
OTHER ASSETS LESS LIABILITIES–1.51%					139,552,608
NET ASSETS –100.00%					$9,201,020,416
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
NCCD	– National Campus and Community Development
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
RSA	– Rocketship Spark Academy
SIFMA	– Securities Industry and Financial Markets Association
Sr.	– Senior
UCR	– University of California Riverside
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Fund.
(c)	Security subject to the alternative minimum tax.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $446,785,311, which represented 4.86% of the Fund’s Net Assets.
(e)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $1,427,231,518, which represented 15.51% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $196,220,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Security subject to crossover refunding.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(p)	Restructured security not accruing interest income. The aggregate value of these securities at May 31, 2020 was $287,600, which represented less than 1% of the Fund’s Net Assets.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Fund’s investments with a value of $2,104,601,199 are held by TOB Trusts and serve as collateral for the $1,248,815,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	3,160	September-2020	$(439,437,500)	$(599,199)	$(599,199)

(a)	Futures contracts collateralized by $6,550,000 cash held with Goldman Sachs & Co. LLC., the futures commission merchant.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$10,264,689,060	$45,593,748	$10,310,282,808
U.S. Dollar Denominated Bonds & Notes	—	0	—	0
Total Investments in Securities	—	10,264,689,060	45,593,748	10,310,282,808
Other Investments - Assets*
Investments Matured	—	9,406,390	645,269	10,051,659
Other Investments - Liabilities*
Futures Contracts	(599,199)	—	—	(599,199)
Total Investments	$(599,199)	$10,274,095,450	$46,239,017	$10,319,735,268

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco High Yield Municipal Fund